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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05300

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the quarter ended October 31, 2009. These series have January 31 fiscal year end.

Date of reporting period: October 31, 2009

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.8%
AIRPORT 3.8%
San Francisco, CA City & Cnty. Arpt. Commission Intl. Terminal RB, Ser. B, 3.00%, 12/01/2009, (Liq.: Bank of New York Mellon Corp.)	$17,640,000	$17,878,832

CONTINUING CARE RETIREMENT COMMUNITY 0.0%
California Hlth. Facs. Fin. Auth. RB, Northern Presbyterian Homes & Svcs., Inc., Ser. 2004, 0.24%, VRDN, (LOC: Allied Irish Banks plc)	195,000	195,000

EDUCATION 3.9%
California ABAG Fin. Auth. for Nonprofit Corp. RB, The Wright Institute, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	2,900,000	2,900,000
California CDA RB:
Ctr. for Early Ed., 0.42%, VRDN, (LOC: Allied Irish Banks plc)	690,000	690,000
St. Mary’s & All Angels Sch. Proj., Ser. 2006, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	11,800,000	11,800,000
California Edl. Facs. Auth. RRB, Eclipse Funding Trust, Pepperdine Univ., 0.20%, VRDN, (Liq.: U.S. Bank NA)	2,195,000	2,195,000
California Infrastructure & Econ. Dev. Bank RB, St. Margaret Episcopal Sch., 0.42%, VRDN, (LOC: Allied Irish Banks plc)	1,000,000	1,000,000

		18,585,000

GENERAL OBLIGATION – LOCAL 13.9%
California Irvine Ranch Water District GO, 0.15%, VRDN, (LOC: State Street Corp.)	4,300,000	4,300,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust:
Ser. DB-477, 0.30%, VRDN, (Liq.: Deutsche Bank AG)	2,900,000	2,900,000
Ser. DBE-637, 0.30%, VRDN, (Liq.: Deutsche Bank AG)	7,300,000	7,300,000
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.30%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	7,176,000	7,176,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.16%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,500,000	3,500,000
Oakland, CA TRAN GO, Ser. A, 2.50%, 07/16/2010, (Insd. by FSA)	5,000,000	5,058,236
Oyster Bay, NY GO, BAN, 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,015,572
Peralta, CA Cmnty. College Dist. GO, PUTTER, Ser. D, 0.26%, VRDN, (Insd. & Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Rockland Cnty., NY GO, RAN, 2.50%, 11/01/2009	10,000,000	10,042,943
Sierra, CA Joint Cmnty. College Dist. GO, Deutshe Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. DB-384, 0.16%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	2,815,000	2,815,000
Vacaville, CA Unified Sch. Dist. GO, Eclipse Funding Trust, Ser. 2007-0079, 0.16%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bank NA)	10,260,000	10,260,000

		65,367,751

GENERAL OBLIGATION – STATE 12.3%
California GO:
Ser. A-1, 0.16%, VRDN, (LOC: Fortis Bank)	20,000,000	20,000,000
Ser. B-2, 0.17%, VRDN, (LOC: Societe Generale)	15,100,000	15,100,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.29%, VRDN, (LOC: Branch Banking & Trust Co.)	12,445,000	12,445,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.30%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,510,000	3,510,000
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	7,000,000	7,116,967

		58,171,967

HOSPITAL 4.0%
California ABAG Fin. Auth. for Nonprofit Corp. RB, Sharp Healthcare, Ser. 2009-C, 0.21%, VRDN, (LOC: CitiBank NA)	8,200,000	8,200,000
California CDA RB, Sutter Hlth. Svcs., Ser. 3102, 0.21%, VRDN, (Liq.: Morgan Stanley)	1,000,000	1,000,000
California Hlth. Facs Fin. Auth. RB:
Ser. 3103, 0.23%, VRDN, (Liq.: Morgan Stanley)	7,000,000	7,000,000
Adventist Hlth. Sys., 0.15%, VRDN, (LOC: U.S Bank NA)	2,400,000	2,400,000

		18,600,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 25.4%
California CDA MHRB, La Puente Apts., Ser. JJ, 0.22%, VRDN, (LOC: U.S. Bank NA)	$6,775,000	$6,775,000
California CDA MHRRB:
PUTTER, IAC Proj.:
Ser. 2680, 0.36%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co)	2,100,000	2,100,000
Ser. 2681, 0.51%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	1,300,000	1,300,000
Seasons at Lakewood Apts., 0.30%, VRDN, (Insd. by & Liq.: FNMA)	3,200,000	3,200,000
California HFA Home Mtge. RB:
ROC-RR-II-R-11640, 0.28%, VRDN, (Insd. by GNMA & Liq.: Citibank NA)	12,540,000	12,540,000
Ser. 2003-H, 0.55%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	27,900,000	27,900,000
Ser. U, 0.44%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	10,295,000	10,295,000
FHLMC MHRB:
Ser. M001, Class A, 0.38%, VRDN, (Insd. by & Liq.: FHLMC)	2,880,126	2,880,126
Ser. M007, Class A, 0.38%, VRDN, (Insd. by & Liq.: FHLMC)	10,654,287	10,654,287
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A:
0.36%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	31,200,000	31,200,000
0.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,905,000	3,905,000
Modesto, CA MHRRB, Shadowbrook Apts., Ser. 2001-A, 0.24%, VRDN, (Liq.: FNMA)	700,000	700,000
Oakland, CA Redev. Agcy. MHRB, 0.47%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	100,000	100,000
Orange Cnty., CA Apt. Dev. RRB:
Villas Aliento, 0.20%, VRDN, (Liq.: FNMA)	840,000	840,000
Villas La Paz, 0.20%, VRDN, (Liq.: FNMA)	680,000	680,000
Petaluma, CA CDA MHRB, Oakmont at Petaluma Proj., 0.34%, VRDN, (LOC: U.S. Bank NA)	500,000	500,000
Vacaville, CA MHRB, Quail Run Apts., 0.25%, VRDN, (Liq.: FNMA)	3,400,000	3,400,000
Vallejo, CA Hsg. Auth. MHRRB, Fountain Plaza Hills Apts., Ser. 1992-A, 0.28%, VRDN, (Liq.: FNMA)	885,000	885,000

		119,854,413

INDUSTRIAL DEVELOPMENT REVENUE 4.3%
California Enterprise Dev. Auth. IDRB:
Pocino Foods Co. Proj., Ser. A, 0.21%, VRDN, (LOC: City Natl. Bank & FHLB)	7,665,000	7,665,000
Ramar Intl. Corp. Proj., Ser. A, 0.21%, VRDN, (LOC: Bank of the West)	4,000,000	4,000,000
California Infrastructure & Econ. Dev. Bank IDRB, Haig Precision Manufacturing Corp. Proj., 0.49%, VRDN, (SPA: Bank of the West)	1,690,000	1,690,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.20%, VRDN, (Gtd. by Motiva Enterprises, LLC)	7,000,000	7,000,000

		20,355,000

MISCELLANEOUS REVENUE 0.5%
California Infrastructure EDRB, Society for the Blind Proj., 0.34%, VRDN, (LOC: U.S. Bank NA)	2,245,000	2,245,000
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RRB, Deer Park Refining, Ltd. Proj., Ser. 2006, 0.20%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	300,000	300,000

		2,545,000

PORT AUTHORITY 1.0%
Jackson Cnty., MS Port Facs. RRB, Chevron USA, Inc. Proj., 0.16%, VRDN, (Gtd. by Chevron Corp.)	4,800,000	4,800,000

PUBLIC FACILITIES 0.9%
Hemet, CA Unified Sch. Dist. COP, Sch. Facs. Proj., 0.20%, VRDN, (LOC: State Street Corp.)	4,000,000	4,000,000

RESOURCE RECOVERY 4.0%
California Muni. Fin. Auth. RB, Republic Svcs., Inc. Proj., Ser. 2008-A, 0.32%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 0.66%, VRDN, (LOC: CoBank ACB)	6,000,000	6,000,000
Dairy & Poso Creek Family Dairy, LLC Proj., 0.66%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Family Trust, 0.61%, VRDN, (LOC: Wells Fargo & Co.) °°	2,500,000	2,500,000
Heritage Dairy Proj., 0.61%, VRDN, (LOC: Wells Fargo & Co.) °°	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 0.66%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 0.66%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000

		18,600,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.3%
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. 2009-C:
0.20%, VRDN, (LOC: U.S Bank NA)	$4,350,000	$4,350,000
0.25%, VRDN, (LOC: Sumitomo Mitsui Banking)	6,300,000	6,300,000

		10,650,000

SPECIAL TAX 10.1%
Irvine, CA Unified Sch. Dist. Spl. Tax RB, Austin Trust Cert., Ser. 2007-315, 0.86%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	22,140,000	22,140,000
Puerto Rico Sales Tax Fin. Corp. RB:
Deutsche Bank Spears Trust, Ser. DBE-627A, 0.24%, VRDN, (Liq.: Deutsche Bank AG)	1,295,000	1,295,000
Sales Tax Revenue, 0.21%, VRDN, (Liq.: Citibank NA)	12,750,000	12,750,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.23%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,900,000	3,900,000
Richmond, CA Cmnty. Redev. Agcy. MTC, Ser. E-5, 0.23%, VRDN, (Insd. by MBIA & LOC: Royal Bank of Canada)	7,690,000	7,690,000

		47,775,000

TOBACCO REVENUE 4.8%
Golden State Tobacco Securitization Corp. RB, California Tobacco Settlement:
ROC-RR-II-R-287X, 0.19%, VRDN, (Insd. by U.S. Treasury & Liq.: Citibank NA)	7,075,000	7,075,000
Ser. 2005-A, 0.33%, VRDN, (Liq.: Morgan Stanley)	15,290,000	15,290,000

		22,365,000

UTILITY 4.7%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 04/01/2010, (Gtd. by American Muni. Power Ohio, Inc.)	9,000,000	9,000,387
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.97%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	5,810,000	5,810,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Ser. A, 0.30%, VRDN, (Insd. by FSA & SPA: Dexia SA)	6,720,000	6,720,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A, 0.24%, VRDN, (SPA: Societe Generale)	700,000	700,000

		22,230,387

WATER & SEWER 5.9%
California Central Basin Muni. Water Dist. COP, Ser. 2008-B, 0.25%, VRDN, (LOC: Allied Irish Banks plc)	7,960,000	7,960,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, MSTR:
Ser. SGC-48, Class A, 0.23%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49, Class A, 0.23%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000

		27,960,000

Total Investments (cost $479,933,350) 101.8%		479,933,350
Other Assets and Liabilities (1.8%)		(8,630,370)

Net Assets 100.0%		$471,302,980

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of October 31, 2009:

California	84.0%
Puerto Rico	4.3%
New York	4.2%
Ohio	1.9%
Texas	1.5%
Delaware	1.5%
Mississippi	1.0%
Nevada	0.8%
Non-state specific	0.8%

100.0%

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$479,933,350	$0	$479,933,350

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 1.7%
Dexia Credit Local SA, 1.02%, 08/13/2010 (cost $70,010,933)	$70,000,000	$70,010,933

COMMERCIAL PAPER 94.5%
Asset-Backed 41.3%
Alpine Securitization Corp., 0.10%, 11/02/2009	45,875,000	45,875,000
Amstel Funding Corp., 1.10%, 11/13/2009	70,000,000	69,976,472
Atlantic Asset Securitization Corp.:
0.10%, 11/02/2009	50,000,000	50,000,000
0.20%, 11/03/2009	30,000,000	29,999,833
Atlantis One Funding Corp., 0.10%, 11/02/2009	170,000,000	144,499,764
Beethoven Funding Corp., 0.65%, 11/17/2009	25,000,000	24,993,229
Belmont Funding, LLC, 0.40%, 11/02/2009	75,000,000	75,000,000
CAFCO, LLC, 0.32%, 11/18/2009	35,000,000	34,995,022
Cancara Asset Securitization, LLC, 0.47%, 11/10/2009	72,000,000	71,992,480
Charta, LLC, 0.31%, 11/18/2009	40,000,000	39,994,489
Clipper Receivables Co.:
0.15%, 11/02/2009	15,000,000	15,000,000
0.20%, 11/02/2009	40,000,000	40,000,000
0.21%, 11/02/2009	25,000,000	25,000,000
Concord Minutemen Capital Co., LLC, 0.55%, 01/25/2010	65,000,000	64,916,583
Crown Point Capital Co., 0.60%, 11/06/2009	70,000,000	69,995,333
Ebbets Funding, LLC, 0.62%, 01/07/2010	70,000,000	69,920,433
Govco, LLC:
0.26%, 01/08/2010	35,000,000	34,983,064
0.28%, 11/30/2009	25,000,000	24,994,653
Grampian Funding, LLC, 0.40%, 01/06/2010	70,000,000	69,949,445
Intesa Funding, LLC, 0.12%, 11/06/2009	80,000,000	79,998,934
Lexington Parker Capital Co., LLC, 0.60%, 11/10/2009	70,000,000	69,990,667
LMA SA:
0.22%, 11/16/2009	45,000,000	44,996,150
0.27%, 12/22/2009	25,000,000	24,990,625
Matchpoint Master Trust, 0.21%, 11/18/2009	65,000,000	64,993,933
Mont Blanc Capital Corp., 0.11%, 11/02/2009	40,000,000	40,000,000
Nieuw Amsterdam Receivables Co.:
0.22%, 11/10/2009	25,000,000	24,998,778
0.24%, 11/03/2009	40,000,000	39,999,733
Regency Markets No. 1, LLC, 0.21%, 11/18/2009	30,000,000	29,997,200
Rhein Main Securitization, Ltd.:
0.30%, 11/25/2009	35,000,000	34,993,292
0.50%, 11/20/2009	25,000,000	24,993,750
Rheingold Securitisation, Ltd.:
0.30%, 11/16/2009	30,000,000	29,996,500
0.33%, 11/24/2009	10,000,000	9,997,983
Scaldis Capital, LLC:
0.25%, 11/03/2009	40,000,000	39,999,722
0.25%, 11/16/2009	30,000,000	29,997,083
Solitaire Funding, LLC:
0.25%, 11/16/2009	20,000,000	19,998,056
0.26%, 11/02/2009	50,000,000	50,000,000
Surrey Funding Corp., 0.19%, 11/24/2009	19,993,000	19,990,679
Tasman Funding, Inc., 0.29%, 11/02/2009	15,000,000	15,000,000
Versailles CDS, LLC, 0.48%, 01/05/2010	35,000,000	34,970,133

		1,731,989,018

Capital Markets 1.7%
State Street Corp., 0.25%, 11/18/2009	70,000,000	69,992,378

1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks 29.5%
Abbey National plc, 0.15%, 11/30/2009	$80,000,000	$79,990,667
Allied Irish Banks plc:
0.26%, 11/02/2009	64,000,000	64,000,000
0.29%, 11/12/2009	20,000,000	19,998,389
ASB Finance, Ltd., 0.25%, 12/07/2009	33,500,000	33,491,858
Bank of Montreal, 0.19%, 11/19/2009	70,000,000	69,993,719
Bank of New Zealand International Funding, Ltd., 0.25%, 12/03/2009	70,000,000	69,984,931
BNP Paribas SA, 0.21%, 01/27/2010	60,000,000	59,969,900
BPCE:
0.20%, 11/30/2009	35,000,000	34,994,556
0.28%, 12/11/2009	25,000,000	24,992,417
Commerzbank U.S. Finance, Inc., 0.16%, 11/06/2009	70,000,000	69,998,755
Danske Corp., 0.25%, 12/15/2009	70,000,000	69,979,515
DnB NOR Bank ASA, 0.14%, 11/30/2009	85,000,000	84,990,744
Irish Permanent Treasury:
0.40%, 11/09/2009	35,000,000	34,997,006
0.44%, 11/12/2009	50,000,000	49,993,889
Lloyds Bank plc, 0.37%, 11/18/2009	70,000,000	69,988,489
National Bank of Canada, 0.30%, 11/19/2009	24,000,000	23,996,600
Natixis, 0.23%, 11/30/2009	85,000,000	84,984,794
Rabobank USA Financial Corp., 0.59%, 11/18/2009	65,000,000	64,982,955
Societe Generale, 0.30%, 11/16/2009	50,000,000	49,994,167
Swedbank AB:
0.54%, 12/11/2009	25,000,000	24,985,375
0.82%, 02/12/2010	75,000,000	74,825,750
Unicredito Italiano SpA, 0.33%, 01/04/2010	75,000,000	74,956,687

		1,236,091,163

Consumer Finance 1.7%
ENI Finance USA, Inc.:
0.13%, 11/06/2009	35,000,000	34,999,495
0.13%, 11/16/2009	35,500,000	35,498,205

		70,497,700

Diversified Financial Services 16.2%
Dexia Delaware, LLC:
0.19%, 11/02/2009	20,000,000	20,000,000
0.56%, 11/16/2009	210,000,000	209,983,666
Eksportfinans ASA:
0.15%, 11/04/2009	25,000,000	24,999,792
0.20%, 12/15/2009	62,000,000	61,985,189
Fortis Funding, LLC, 0.22%, 11/05/2009	70,000,000	69,998,716
ING (U.S.) Funding, LLC, 0.23%, 12/14/2009	70,000,000	69,981,217
JPMorgan Chase & Co., 0.10%, 11/03/2009	80,000,000	79,999,778
San Paolo IMI U.S. Financial Co.:
0.14%, 11/23/2009	35,000,000	34,997,142
0.18%, 11/02/2009	40,000,000	40,000,000
UBS AG, 0.54%, 11/10/2009	70,000,000	69,991,678

		681,937,178

Insurance 1.2%
Prudential plc, 0.43%, 11/06/2009	50,000,000	49,997,611

Oil, Gas & Consumable Fuels 1.4%
BG Energy Finance, Inc., 0.22%, 11/06/2009	10,200,000	10,199,751
Total Capital SA, 0.15%, 12/30/2009	50,000,000	49,987,916

		60,187,667

2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Thrifts & Mortgage Finance 1.5%
Nationwide Building Society, 0.24%, 01/12/2010	$65,000,000	$64,969,233

Total Commercial Paper (cost $3,965,661,948)		3,965,661,948

CORPORATE BONDS 0.8%
Capital Markets 0.8%
Goldman Sachs Group, Inc., 0.32%, 11/23/2009 (cost $34,880,990)	34,875,000	34,880,990

MASTER NOTE 1.8%
Bank of America Corp., 0.27%, 11/02/2009 (cost $75,000,000)	75,000,000	75,000,000

MUNICIPAL OBLIGATIONS 0.2%
Industrial Development Revenue 0.2%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 0.35%, VRDN, (LOC: Bank of America Corp.) (cost $7,200,000)	7,200,000	7,200,000

TIME DEPOSITS 3.6%
Bank of Ireland, 0.28%, 11/04/2009	85,000,000	85,000,000
Societe Generale, 0.12%, 11/02/2009	66,664,254	66,664,254

Total Time Deposits (cost $151,664,254)		151,664,254

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.4%
FHLB, FRN, 0.16%, 11/23/2009 (cost $99,984,568)	100,000,000	99,984,568

Total Investments (cost $4,404,402,693) 105.0%		4,404,402,693
Other Assets and Liabilities (5.0%)		(208,834,374)

Net Assets 100.0%		$4,195,568,319

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2009.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$0	$4,075,542,938	$0	$4,075,542,938
Debt securities issued by states in the U.S. and its political subdivisions	0	7,200,000	0	7,200,000
Debt securities issued by U.S. Treasury and U.S. government agencies	0	99,984,568	0	99,984,568
Other	0	221,675,187	0	221,675,187

	$0	$4,404,402,693	$0	$4,404,402,693

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.2%
AIRPORT 3.2%
Chicago, IL O’Hare Intl. Arpt. RB, Deutsche Bank Spears Trust, Ser. 2005-A, 0.26%, VRDN, (SPA: Deutsche Bank AG)	$2,210,000	$2,210,000
Cleveland, OH Arpt. Sys. RB, Ser. 2009-A, 0.25%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Columbus, OH Regl. Arpt. Auth. RB, Ohio Muni. Pooled Financing Program, Ser. 2004-A, 0.23%, VRDN, (LOC: U.S. Bank NA)	3,820,000	3,820,000
Fairhope, AL Arpt. Auth. Impt. RB, Ser. 2007, 1.26%, VRDN, (LOC: Allied Irish Banks plc)	8,845,000	8,845,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 0.37%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 0.37%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., PUTTER, Ser. 2008-A, 0.51%, VRDN, (LOC: JPMorgan Chase & Co.)	8,645,000	8,645,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008-C-6, 0.23%, VRDN, (SPA: Dexia SA)	11,000,000	11,000,000
Los Angeles, CA Arpt. RB, PUTTER, Ser. 2000-A, 0.29%, VRDN	8,000,000	8,000,000
Portland, OR Arpt. RRB, Portland Intl. Arpt., Ser. 18-B, 0.26%, VRDN, (LOC: Lloyds TSB Bank plc)	44,725,000	44,725,000
San Francisco, CA City & Cnty. Arpt. Commision RRB, Ser.36-C, 0.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	18,145,000	18,145,000
San Francisco, CA City & Cnty. Arpt. RB, Ser. A, 0.75%, 05/01/2010, (LOC: Bank of New York Mellon Corp.)	8,250,000	8,250,000

		130,040,000

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, El Centro Del Barrio Proj.:
Ser. 2007-A, 0.28%, VRDN, (LOC: JPMorgan Chase & Co.)	14,755,000	14,755,000
Ser. 2007-B, 0.28%, VRDN, (LOC: JPMorgan Chase & Co.)	1,655,000	1,655,000
Chester Cnty., PA Hlth. & Ed. Facs. Auth. RB, Tel Hai Retirement Cmnty. Proj., Ser. 2009, 0.31%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,790,000	6,790,000
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Residential Care Facs. RB, Lucy Corr Village, Ser. 2008-B, 0.26%, VRDN, (LOC: BB&T Corp.)	1,145,000	1,145,000
Erie Cnty., PA Hosp. Auth. Hlth. Facs. RB, St. Mary’s Home Erie Proj., Ser. 2008-B, 0.26%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Hamilton Cnty., OH Hlth. Care RB, Life Enriching Cmnty. Proj., Ser. 2006-B, 0.23%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,000,000	1,000,000
Henrico Cnty., VA EDA Residential Care Facs. RB, Westminster-Cantebury Richmond, Ser. 2008, 0.26%, VRDN, (LOC: BB&T Corp.)	3,160,000	3,160,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian Retirement Cmntys., Ser. B, 0.23%, VRDN, (Insd. by Radian Group, Inc. & SPA: Bank of America Corp.)	6,700,000	6,700,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.31%, VRDN, (LOC: M&T Trust Co.)	9,000,000	9,000,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Assisted Living Northern River Proj., Ser. 1999, 0.36%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,600,000	8,600,000
Valparaiso, IN Econ. Dev. RB, Pines Village Retirement Cmnty. Proj., Ser. 2008, 0.29%, VRDN, (LOC: Bank of America Corp.)	10,595,000	10,595,000

		65,500,000

EDUCATION 7.6%
Arizona State Univ. Board of Regents RB, Ser. 2008-B, 0.20%, VRDN, (SPA: Lloyds TSB Bank plc)	600,000	600,000
Baltimore Cnty., MD RB, Maryvale Prep Sch. Facs. Proj., Ser. 2005-A, 0.31%, VRDN, (LOC: M&T Bank & Trust Co.)	2,875,000	2,875,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.25%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,085,000	5,085,000
California Muni. Fin. Auth. RB, Kehillah Jewish High Sch., Ser. 2009, 0.26%, VRDN, (LOC: FHLB)	13,790,000	13,790,000
Colorado Edl. & Cultural Facs. Auth. RB, Vail Valley Foundation Proj., Ser. 2007, 0.24%, VRDN, (LOC: U.S. Bancorp)	5,885,000	5,885,000
Conroe, TX Independent Sch. Dist. Unlimited Tax Bldg. RRB, PUTTER, Ser. 2487, 0.21%, VRDN, (LOC: JPMorgan Chase & Co.)	2,250,000	2,250,000
Delaware EDA RB, Catholic Diocese Wilimington, Inc., Ser. 2002, 0.76%, VRDN, (LOC: Allied Irish Banks plc)	11,000,000	11,000,000

1

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
District of Columbia RB, Wesley Theological Seminary Issue, Ser. 2008-A, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	$5,000,000	$5,000,000
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.31%, VRDN, (LOC: M&T Bank Corp.)	14,450,000	14,450,000
Fauquier Cnty., VA IDA RB:
Highland Sch. Proj., Ser. 2008, 0.26%, VRDN, (LOC: Branch Banking & Trust Co.)	4,250,000	4,250,000
Wakefield Sch., Inc., Ser. 2008, 0.17%, VRDN, (LOC: PNC Financial Services Group, Inc.)	35,000	35,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, Univ. of the South Proj., Ser. 1994, 0.35%, VRDN	4,100,000	4,100,000
Fulton Cnty., GA Dev. Auth. RB, The Lovett Sch. Proj., Ser. 2008, 0.21%, VRDN, (LOC: SunTrust Banks, Inc.)	12,500,000	12,500,000
Grand Valley Michigan State Univ. Gen. RRB, Ser. 2008-B, 0.20%, VRDN, (LOC: U.S. Bank NA)	6,035,000	6,035,000
Illinois Dev. Fin. Auth. RB, Glenwood Sch. for Boys, Ser. 1998, 0.33%, VRDN, (LOC: Harris NA)	550,000	550,000
Iowa Higher Edl. Loan Auth. Private College Facs. RB, Graceland Univ. Proj., Ser. 2003, 0.26%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Villa Julie College, Ser. 2005, 0.20%, VRDN, (LOC: Bank of America Corp.)	1,585,000	1,585,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. U-6B, 0.20%, VRDN, (SPA: Allied Irish Banks plc)	48,775,000	48,775,000
Worcester Academy Proj., Ser. 2008, 0.23%, VRDN, (SPA: Allied Irish Banks plc)	300,000	300,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Boston College, Ser. 3115-N, 0.24%, VRDN, (Liq.: Morgan Stanley)	7,000,000	7,000,000
Miami-Dade Cnty., FL Edl. Facs. RB, Carlos Albizu Univ. Proj., Ser. 2000, 0.31%, VRDN, (LOC: Bank of America Corp.)	2,800,000	2,800,000
Mississippi Business Fin. Corp. RB, St. Andrew Episcopal Day Sch. Proj., Ser. 2003, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	3,260,000	3,260,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, William Penn Charter Sch., Ser. 2001, 0.20%, VRDN, (LOC: PNC Financial Group Services, Inc.)	4,400,000	4,400,000
Montgomery Cnty., PA IDA RB, LaSalle College High Sch., Ser. 2007-A, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
New Jersey EDA RB, The Peddie Sch. Proj., Ser. 1996, 0.17%, VRDN, (SPA: U.S. Bank NA)	2,250,000	2,250,000
New York Dorm. Auth. RB, NY Law Sch. Proj., Ser. 2009, 0.18%, VRDN, (LOC: TD Bank NA)	4,500,000	4,500,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 0.21%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB:
Charlotte Country Day Sch. Proj., Ser. 2008, 0.26%, VRDN, (LOC: Bank of America Corp.)	9,440,000	9,440,000
Greensboro College Proj., Ser. 2003, 0.26%, VRDN, (LOC: Bank of America Corp.)	6,835,000	6,835,000
Guilford College Proj., Ser. 2008, 0.26%, VRDN, (LOC: BB&T Co.)	3,755,000	3,755,000
High Point Univ. Proj., Ser. 2008, 0.26%, VRDN, (LOC: BB&T Co.)	4,000,000	4,000,000
Ohio Higher Edl. Facs. Commission RB, Kenyon College Proj., Ser. 1999, 0.20%, VRDN, (LOC: Northern Trust Co.)	3,000,000	3,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program:
Keystone College Proj., Ser. 2002, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,800,000	1,800,000
Univ. of Scranton Proj., Ser. 1999-E3, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,600,000	2,600,000
Pima Cnty., AZ IDA Charter Sch. RB, Delaware Military Academy Proj., Ser. 2008, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
Ser. 2003, 0.27%, VRDN, (LOC: Branch Bank & Trust Co.)	10,770,000	10,770,000
Ser. 2006-A, 0.27%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Red River, TX Ed. Fin. Corp. RB:
Parish Day Sch. Proj., Ser. 2001-A, 0.25%, VRDN, (LOC: Allied Irish Banks plc)	15,740,000	15,740,000
Parish Episcopal Sch. Proj., Ser. 2004, 0.25%, VRDN, (LOC: Allied Irish Banks plc)	4,765,000	4,765,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Southern College of Optometry Proj., Ser. 2001, 0.38%, VRDN, (LOC: Allied Irish Banks plc)	4,900,000	4,900,000
South Carolina Edl. Facs. Auth. RB:
For Private Non-profit Institutions Higher Learning Edl. Facs., Spartanburg Methodist, Ser. 2005, 0.26%, VRDN, (LOC: Branch Banking & Trust Co.)	1,635,000	1,635,000
Newbury College, Ser. 2008, 0.26%, VRDN, (LOC: Branch Banking & Trust Co.)	2,425,000	2,425,000

2

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 1.01%, VRDN, (LOC: MBIA)	$8,000,000	$8,000,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 0.28%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
University of the District of Columbia RRB, Georgetown Univ., Ser. 2009-C, 0.17%, VRDN, (LOC: TD Bank NA)	4,500,000	4,500,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 0.31%, VRDN, (LOC: Bank of America Corp.)	1,845,000	1,845,000
Wayne Charter Cnty., MI Econ. Dev. Corp. RB, Univ. of Detroit Jesuit High Sch. Proj., 0.40%, VRDN, (LOC: Allied Irish Banks plc)	13,825,000	13,825,000

		307,230,000

ELECTRIC REVENUE 0.4%
Escambia Cnty., FL Solid Waste Disposal Sys. RB, Gulf Power Co. Proj., Ser. 2009, 0.23%, VRDN, (Gtd. by Gulf Power Co.)	4,750,000	4,750,000
Omaha, NE Pub. Power Dist. Separate Elec. Sys. RB, Eclipse Funding Trust, Ser. 2005-A, 0.20%, VRDN, (LOC: U.S. Bank NA)	12,575,000	12,575,000

		17,325,000

GENERAL OBLIGATION – LOCAL 5.4%
Beaumont, TX Independent Sch. Dist. Bldg. GO, Ser. 2008, 0.26%, VRDN, (SPA: Deutsche Bank AG)	6,685,000	6,685,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Ser. E-5-B, 0.26%, VRDN, (LOC: Branch Banking Trust & Co.)	4,820,000	4,820,000
Chicago, IL Ed. Board Unlimited Tax GO, Ser. 2009-D, 1.00%, 12/01/2009	4,340,000	4,342,070
Chicago, IL Muni. Securitization Trust Receipts GO, Class A:
Ser. 53, 0.26%, VRDN, (SPA: Societe Generale SA)	7,305,000	7,305,000
Ser. 56, 0.26%, VRDN, (SPA: Societe Generale SA)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.20%, VRDN, (LOC: U.S. Bank NA)	6,305,000	6,308,220
Cook Cnty., IL GO, Ser. 559, 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,665,000	2,665,000
Del Valle, TX GO, Independent Sch. Dist. Bldg., PUTTER, Ser. 1946, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	2,985,000	2,985,000
Emmaus, PA GO, Dowington Area Sch. Dist. Chester Cnty., Ser. 1989-D, Subser. D-27, 0.24%, VRDN, (LOC: U.S. Bank NA)	9,600,000	9,600,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 0.36%, VRDN, (Insd. by FGIC)	2,745,000	2,745,000
Frisco, TX GO, Independent Sch. Dist., PUTTER, Ser. 2687, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	5,010,000	5,010,000
Harvest Junction, CO Metro Dist. GO, Ser. 2006, 0.25%, VRDN, (LOC: U.S. Bank NA)	3,500,000	3,500,000
Indianapolis, IN Pub. Impt. GO, Ser. 2009-B, 0.78%, 01/10/2010, (LOC: Bank of New York Mellon Corp.)	14,000,000	14,000,000
Katy, TX GO, Independent Sch. Dist., Ser. 2000, 0.20%, VRDN, (LOC: Bank of America Corp.)	6,830,000	6,830,000
Lamar, TX Independent Sch. Dist. Construction Refunding GO, Ser. 2008, 0.26%, VRDN, (SPA: Deutsche Bank AG)	6,500,000	6,500,000
Longview, TX GO, Independent Sch. Dist., PUTTER, Ser. 3059, 0.21%, VRDN, (LOC: JPMorgan Chase & Co.)	2,295,000	2,295,000
Lovejoy, TX Independent Sch. Dist. Bldg. GO, Deutsche Bank Spreas Trust, Ser. 2008, 0.26%, VRDN, (SPA: Deutsche Bank AG)	3,270,000	3,270,000
Lower Merion, PA Sch. Dist. GO, Ser. 2009-A, 0.21%, VRDN, (LOC: State Street Corp.)	8,165,000	8,165,000
Meridian Ranch, CO Metro. Dist. GO, Ser. 2009, 0.26%, VRDN, (LOC: U.S. Bank NA)	4,270,000	4,270,000
Northside, TX GO, Independent Sch. Dist., Ser. 2003, 0.21%, VRDN, (LOC: JPMorgan Chase & Co.)	6,325,000	6,325,000
Oyster Bay, NY GO, BAN, 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	44,965,000	45,035,017
Philadelphia, PA Sch. Dist. GO, Ser. 2007-A, 0.27%, VRDN, (LOC: Branch Banking & Trust Co.)	8,800,000	8,800,000
Schaumburg, IL GO, ROC-RR-II-R-11698, 0.21%, VRDN, (LOC: BHAC)	5,600,000	5,600,000
Secaucus, NJ GO, TAN, 1.75%, 02/19/2010	10,000,000	10,030,874
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt., Ser. B-2, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	18,730,000	18,730,000
Spring, TX Independent Sch. Dist. Refunding GO, Deutsche Bank Spears Trust, Ser. 2008-A, 0.26%, VRDN, (SPA: Deutsche Bank AG)	3,815,000	3,815,000
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 0.20%, VRDN, (Liq.: U.S. Bank NA)	8,430,000	8,450,104
West Babylon, NY Free Sch. Dist. GO, TAN, Ser. 2009, 1.75%, 06/25/2010	6,000,000	6,047,806

		217,399,091

3

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 3.1%
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.29%, VRDN, (LOC: Branch Banking & Trust Co.)	$4,880,000	$4,880,000
District of Columbia Refunding GO, Ser. 2008-A, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	4,285,000	4,285,000
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., Ser. 2000, 0.30%, VRDN, (SPA: Dexia SA)	10,200,000	10,200,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A:
0.24%, VRDN, (LOC: Societe Generale SA)	7,625,000	7,625,000
0.24%, VRDN, (SPA: Dexia SA)	4,250,000	4,250,000
Michigan Muni. Board Auth. State Aid GO:
Ser. 2009-C-1, 3.00%, 08/20/2010	20,010,000	20,261,581
Ser. 2009-C-2, 2.50%, 08/20/2010, (LOC: JPMorgan Chase & Co.)	13,000,000	13,169,561
Ser. 2009-C-3, 2.50%, 08/20/2010, (LOC: Scotia Bank)	10,000,000	10,130,432
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	28,000,000	28,467,868
Washington GO:
Austin Trust Variable Cert., Ser. 2007-A, 0.31%, VRDN, (LOC: Bank of America Corp.)	4,640,000	4,640,000
PUTTER, Ser. 2640, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000
Ser. 2005-C, 0.20%, VRDN, (SPA: Deutsche Bank AG)	5,630,000	5,630,000

		123,534,442

HOSPITAL 12.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr.:
Ser. 2007D, 0.37%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,640,000	9,640,000
Ser. 2008, 0.28%, VRDN, (LOC: Royal Bank of Canada)	2,500,000	2,500,000
Arizona Hlth. Facs. Auth. Hosp. Sys. RRB, Phoenix Children’s Hosp., Ser. 2007, 0.41%, VRDN, (SPA: BNP Paribas SA)	12,410,000	12,410,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj., Ser. 2008A-1, 0.28%, VRDN, (LOC: Royal Bank of Canada)	10,000,000	10,000,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Ascension Htlh., Ser. 2006-C, 0.21%, VRDN, (Liq.: Morgan Stanley & Co.)	23,625,000	23,625,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, Fort Hamilton Hosp., Ser. 2001-B, 1.06%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	19,105,000	19,105,000
California ABAG Fin. Auth. for Nonprofit Corp. RB, Sharp Healthcare, Ser. 2009-C, 0.21%, VRDN, (LOC: CitiBank NA)	7,800,000	7,800,000
California CDA RB, Sutter Hlth., Ser. 3108, 0.21%, VRDN, (LOC: AMBAC)	6,000,000	6,000,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.20%, VRDN, (LOC: Commerce Bancorp, Inc.)	7,945,000	7,945,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj.:
Ser. 2002-B, 0.20%, VRDN, (LOC: U.S. Bank NA)	5,270,000	5,270,000
Ser. 2009, 0.18%, VRDN, (LOC: U.S. Bank NA)	3,900,000	3,900,000
Hamilton, IL Mem. Hosp. Dist. RB, Hamilton Mem. Hosp. Dist. Proj., Ser. 2007, 0.28%, VRDN, (LOC: JPMorgan Chase & Co.)	18,500,000	18,500,000
Harris Cnty., TX Cultural Edl. Facs. Fin. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. 2008-D, 0.39%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.20%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Illinois Fin. Auth. RB:
Resurrection Hlth. Proj., Ser. 2005-B, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	33,350,000	33,350,000
Rush Univ. Med. Ctr. Obl. Group, Ser. 2008-A, 0.23%, VRDN, (LOC: Northern Trust Co.)	3,500,000	3,500,000
Southern Illinois Healthcare:
0.25%, VRDN, (LOC: Bank of Nova Scotia)	9,160,000	9,160,000
0.28%, VRDN, (LOC: RBC)	10,000,000	10,000,000
Illinois Fin. Auth. RRB, Univ. Chicago Med. Ctr., Ser. 2009-B-2, 0.20%, VRDN, (LOC: Bank of Montreal)	9,890,000	9,890,000
Indiana Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. 2008D-1 , 0.17%, VRDN	21,000,000	21,000,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D, 0.19%, VRDN, (LOC: Branch Bank & Trust Co.)	8,920,000	8,920,000
Indiana Hlth. Facs. Fin. Hosp. Auth. RB, Cmnty. Hosp. Proj., Ser. 2000-B, 0.26%, VRDN, (LOC: Bank of America Corp.)	2,115,000	2,115,000

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 0.19%, VRDN, (LOC: Bank of America Corp.)	$240,000	$240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 0.30%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Kentucky Econ. Dev. Fin. Auth. Hosp. RB:
Ashland Hosp. Corp., Ser. B, 0.21%, VRDN, (LOC: Branch Bank & Trust Co.)	15,000,000	15,000,000
Baptitst Hlth. Care Sys. Obl. Group, Ser. 2009-B-3, 0.16%, VRDN, (LOC: Branch Banking & Trust Co.)	7,655,000	7,655,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke’s Hosp. Bethlethem, PA Proj., Ser. 566, 0.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,315,000	10,315,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 0.50%, VRDN, (LOC: Bank One)	415,000	415,000
Lorain Cnty., OH Hosp. Facs. RRB, Regl. Med. Ctr. Proj., Ser. 2008, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Louisiana Pub. Facs. Auth Hosp. RRB, Francscan Missionaries of Our Lady Hlth. Sys., Ser. 2005, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	29,590,000	29,590,000
Louisiana Pub. Facs. Auth. RB, Christus Hlth., Ser. 2009-B-1, 0.20%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,000,000	2,000,000
Lufkin, TX Hlth. Facs. Dev. Corp. Sys. RRB, Mem. Hlth. Sys. of East Texas, Ser. 2005-A, 0.22%, VRDN, (LOC: Allied Irish Banks plc)	24,295,000	24,295,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB:
Anne Arundel Hlth. Sys., Ser. 2009-B, 0.26%, VRDN, (LOC: M&T Trust Co.)	39,000,000	39,000,000
Stella Maris Issue, Ser. 1997, 0.26%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	12,120,000	12,120,000
Univ. of Maryland Med. Sys., Ser. 2008-H, 0.26%, VRDN, (LOC: Maunfacturers & Traders Trust Co.)	6,600,000	6,600,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB:
Baptist Hosp. Proj., Ser. 2009-C, 0.23%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Univ. Hlth. Sys. of Eastern Carolina:
Ser. 2008-B-1, 0.19%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Ser. 2008-B-2, 0.24%, VRDN, (LOC: BB&T Co.)	5,200,000	5,200,000
Wake Forest Univ. Hlth. Sciences, Ser. 2008-C, 0.26%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Pike Cnty., OH Hlth. Care Facs. RB, Traditions Hlth. Care. Obl. Group, Ser. 2007, 0.28%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj.:
Ser. 2008-B, 0.19%, VRDN, (LOC: U.S. Bank NA)	6,000,000	6,000,000
Ser. 2008-C, 0.22%, VRDN, (LOC: Allied Irish Banks plc)	5,400,000	5,400,000
South Carolina Jobs EDA Hosp. Facs. RB, Anmed Hlth. Proj., Ser. A, 0.20%, VRDN, (Liq.: Branch Bank & Trust)	3,000,000	3,000,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.31%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	25,340,000	25,340,000
South Dakota Hlth. & Edl. Facs. Auth. RB, Sioux Valley Hosp. & Hlth. Sys. Proj., Ser. 2001-C, 0.28%, VRDN, (LOC: U.S. Bank NA)	7,500,000	7,500,000
St. Cloud, MN Hlth. Care RRB, Cenracare Htlh. Sys. Proj., Ser. 2009-A, 0.20%, VRDN, (LOC: Bank of Nova Scotia)	6,400,000	6,400,000
University of Wisconsin Hosp. & Clinics Auth. RRB, Ser. 2009-A, 0.20%, VRDN, (LOC: U.S. Bank NA)	4,870,000	4,870,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, St. Camillus Hlth. Ctr. Proj., Ser. 2005, 0.26%, VRDN, (LOC: U.S. Bank NA)	2,375,000	2,375,000
Wood Cnty., OH Hosp. Facs. RRB, Wood Cnty. Hosp. Assn. Proj., Ser. 2008, 0.28%, VRDN, (LOC: JPMorgan Chase & Co.)	35,525,000	35,525,000

		501,070,000

HOUSING 26.6%
Alachua Cnty., FL HFA MHRB, Sante Fe Apts. Proj., Ser. 2008, 0.24%, VRDN, (Insd. by FNMA)	8,500,000	8,500,000
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 0.31%, VRDN, (Insd. by FNMA)	4,385,000	4,385,000
Alaska Hsg. Fin. Corp. RB, Ser. 2002-A, 0.35%, VRDN, (SPA: Dexia SA)	90,645,000	90,645,000
Arlington Cnty., VA IDA MHRRB, Woodbury Park Apts. Proj., Ser. 2005-A, 0.24%, VRDN, (Insd. by FHLMC)	800,000	800,000
Baltimore Cnty., MD RB, Cross Creek Apts. Proj., Ser. 2008, 0.25%, VRDN, (LOC: PNC Financial Services Group, Inc.)	4,465,000	4,465,000

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Bexar Cnty., TX Hsg. Fin. Corp. MHRRB, Vista Meadows/Fredricksburg Place Apts. Proj., Ser. 2006, 0.24%, VRDN, (Insd. by FHLMC)	$6,435,000	$6,435,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.23%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
California CDA MHRB, Ridgeway Apts., Ser. 2009, 0.19%, VRDN, (Insd. by FHLMC)	7,200,000	7,200,000
California CDA MHRRB, PUTTER, IAC Proj., Ser. 2680, 0.36%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co)	2,900,000	2,900,000
California CDA RB, Pennsylvania Valley Apt. Auth. Proj., Ser. 2001, 0.49%, VRDN, (Insd. by FHLMC)	1,745,000	1,745,000
California HFA Home Mtge. RB:
Ser. 2003-H, 0.55%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	54,375,000	54,375,000
Ser. D, 0.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	14,150,000	14,150,000
Ser. U, 0.44%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	28,725,000	28,725,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.41%, VRDN, (SPA: State Street Corp.)	1,248,055	1,248,055
Ser. 2004-10, 0.41%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	4,585,000	4,585,000
Ser. 2005-14, 0.41%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	2,440,000	2,440,000
Ser. 2006-06, 0.41%, VRDN, (Liq.: State Street Corp.)	3,078,000	3,078,000
Ser. 2007-19, 0.41%, VRDN, (Liq.: State Street Corp.)	12,905,000	12,905,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., Ser. 1996, 0.26%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Connecticut HFA RB:
Ser. A-1, 0.23%, VRDN, (SPA: JPMorgan Chase & Co.)	22,000,000	22,000,000
Ser. A-2, 0.23%, VRDN, (Liq.: State Street Corp.)	8,600,000	8,600,000
Denver, CO City & Cnty. MHRRB, Garden Court Cmnty. Proj., Ser. 2008, 0.27%, VRDN, (Liq.: FNMA)	8,150,000	8,150,000
District of Columbia HFA MHRB, Tyler House Trust, Ser. 1995-A, 0.66%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	24,200,000	24,200,000
Eden Prairie, MN MHRRB, Park At City West Apts. Proj., Ser. 2001, 0.56%, VRDN, (Insd. by FHLMC)	300,000	300,000
FHLMC MHRB:
Class A Cert., Ser. M021, 0.31%, VRDN, (Gtd. by FHLMC)	34,215,000	34,215,000
Ser. M001, Class A, 0.38%, VRDN, (Insd. by & Liq.: FHLMC)	11,520,505	11,520,505
Ser. M019, 0.31%, VRDN, (LOC: FHLMC)	19,302,000	19,302,000
Florida Hsg. Fin. Corp. MHRB, Mariner’s Cay Apts., Ser. 2008-M, 0.24%, VRDN, (Insd. by FNMA)	2,750,000	2,750,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., Ser. 1999, 0.31%, VRDN, (Liq.: FHLMC)	9,675,000	9,675,000
Hawaii Hsg. Fin. & Dev. Corp. MHRB, Lokahi Kau, Ser. 2008, 0.24%, VRDN, (Insd. by FHLMC)	5,200,000	5,200,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003, 0.24%, VRDN, (Insd. by FNMA)	13,910,000	13,910,000
Illinois Dev. Fin. Auth. Hsg. RB, Crown Court Properties Ltd. Proj., Ser. 2001-A, 0.26%, VRDN, (LOC: U.S. Bank NA)	2,040,000	2,040,000
Illinois Dev. Fin. Auth. Residential Rental RB, Harris Pavilion Proj., Ser. 1994, 0.34%, VRDN, (Insd. by FHLMC)	6,450,000	6,450,000
Iowa Fin. Auth. SFHRB, Ser. 2006-F, 0.28%, VRDN, (LOC: State Street Corp.)	12,000,000	12,000,000
Jacksonville, FL HFA MHRRB, St. Augustine Apts. Proj., Ser. 2006, 0.24%, VRDN, (Insd. by FNMA)	3,300,000	3,300,000
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust:
Ser. 2008-1, 0.36%, VRDN, (LOC: Bank of America Corp.)	8,490,000	8,490,000
Ser. 2008-2, 0.36%, VRDN, (LOC: Bank of America Corp.)	6,100,000	6,100,000
King Cnty., WA Hsg. Auth. RB, Summerfield Apts. Proj. for YWCA of Seattle-King Cnty., Ser. 2005, 0.30%, VRDN, (LOC: U.S. Bank NA)	1,720,000	1,720,000
Lake Cnty., IL MHRB, Whispering Oaks Apts. Proj., Ser. 2008, 0.26%, VRDN, (LOC: FHLMC)	6,500,000	6,500,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 0.41%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	6,170,000	6,170,000
Ser. 2909Z, 0.41%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	6,180,000	6,180,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.50%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	250,000	250,000
Maine Hsg. Auth. Mtge. RB, Ser. G, 0.25%, VRDN, (SPA: State Street Corp.)	17,125,000	17,125,000
Maryland CDA Dept. Hsg. & Cmnty. Dev. RB:
Ser. 2006-G, 0.30%, VRDN, (SPA: State Street Corp.)	18,200,000	18,200,000
Ser. 2007-J, 0.25%, VRDN, (SPA: KBC Bank NV)	28,680,000	28,680,000

6

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maryland CDA MHRB, Hopkins Village Apts., Ser. 2008-F, 0.24%, VRDN, (Liq.: FHLMC)	$3,000,000	$3,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 0.45%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Memphis, TN Hlth. Edl. & Hsg. Facs. Board RB, PFOTER, Corning Village Apts., 0.56%, VRDN, (Insd. by FHLMC)	3,500,000	3,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.52%, VRDN, (Insd. by FHLMC)	54,105,000	54,105,000
0.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,970,000	54,970,000
0.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,130,000	3,130,000
0.36%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,295,000	5,295,000
Class C, 0.40%, VRDN, (SPA: Lloyds TSB Group plc)	50,940,000	50,940,000
Michigan HDA RB, Rental Hsg. Proj.:
Ser. 2006-A, 0.30%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	14,855,000	14,855,000
Ser. 2006-C, 0.30%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	29,655,000	29,655,000
Minneapolis, MN MHRB, Stone Arch Apts., 0.34%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A, 0.46%, VRDN, (LOC: LaSalle Bank NA)	8,245,000	8,245,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 0.51%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Montgomery Cnty., MD Hsg. Opportunities RB, Ser. 2002-C, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Montgomery Cnty., MD SFHRB, Ser. F, 0.30%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,000,000	10,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 0.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,650,000	15,650,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 0.90%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Nebraska Investment Fin. Auth. MHRRB, Pheasant Ridge Apts., Ser. 2008, 0.30%, VRDN, (LOC: FHLMC)	8,950,000	8,950,000
New Hampshire HFA MHRRB, Partnership Manchester Proj., Ser. 1996, 0.20%, VRDN, (Insd. by FNMA)	4,625,000	4,625,000
New York Dorm. Auth. RB, North Shore Long Island Jewish Obl. Group, Ser. 2009-B, 0.18%, VRDN, (LOC: TD Bank NA)	9,000,000	9,000,000
New York Hsg. Fin. Agcy. RB:
Biltmore Tower Hsg. Proj., Ser. 2002-A, 0.20%, VRDN, (Insd. by FNMA)	13,000,000	13,000,000
North End Ave., Ser. 2004-A, 0.20%, VRDN, (Insd. by & Liq.: FNMA)	900,000	900,000
West 23rd Street, Ser. 2002-A, 0.25%, VRDN, (Insd. by & Liq.: FNMA)	2,200,000	2,200,000
New York Mtge. Agcy. Homeowner RB:
ROC-RR-II-R-11704, 0.27%, VRDN, (Liq.: CitiBank NA)	5,845,000	5,845,000
Ser. 150, 0.28%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Ser. 154, 0.38%, VRDN, (SPA: Dexia SA)	2,195,000	2,195,000
Ser. 161, ROC-RR-II-R-11713, 0.20%, VRDN, (Liq.: CitiBank NA)	4,385,000	4,385,000
Ser. 71, ROC-RR-II-R-11706, 0.27%, VRDN, (Liq.: CitiBank NA)	3,645,000	3,645,000
New York Mtge. Agcy. RB:
Ser. 106, ROC-RR-II-R-11708, 0.27%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
Ser. 73-A, ROC-RR-II-R-11707, 0.27%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
New York, NY Hsg. Dev. Corp. MHRB:
Ser. 143, ROC RR-II-R 11699, 0.29%, VRDN, (Liq.: CitiBank, NA)	1,325,000	1,325,000
Ser. 2008-H-2-B, 0.25%, VRDN, (LOC: Bank of America Corp.)	7,790,000	7,790,000
Ser. 2009-B-3, 0.55%, 05/01/2039	6,340,000	6,340,000
Ser. 2009-C1, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	6,620,000	6,620,000
Ser. H-2-A, 0.27%, VRDN, (SPA: Dexia SA)	14,540,000	14,540,000
West End Towers, Ser. 2004-A, 0.23%, VRDN, (Insd. by FHLMC)	2,700,000	2,700,000
Oakland, CA Redev. Agcy. MHRB, 0.47%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	9,200,000	9,200,000
Olathe, KS MHRRB, Jefferson Place Apts. Proj., Ser. B, 0.26%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 0.32%, VRDN, (LOC: FHLB)	7,650,000	7,650,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. 2008-I, 0.26%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000

7

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA SFHRB:
Ser. 2005-88B, 0.26%, VRDN, (SPA: Dexia SA)	$33,430,000	$33,430,000
Ser. 2005-90-C, 0.36%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,820,000	10,820,000
Ser. 88-C, 0.26%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Pennsylvannia Hsg. Fin. Agcy. SFHRB, Ser. 3297, 0.37%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,240,000	2,240,000
Phoenix, AZ IDA MHRRB, Del Mar Terrace Apts. Proj., Ser. 1999-A, 0.20%, VRDN, (Insd. by FHLMC)	11,500,000	11,500,000
Salem, VA IDA MHRB, Oak Park Apts. Proj., Ser. 2008, 0.28%, VRDN, (Insd. by FHLMC)	2,745,000	2,745,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB, Brookside Crossing Apts., Ser. 2008, 0.24%, VRDN, (Insd. by FHLMC)	4,900,000	4,900,000
South Dakota HDA RB, Homeownership Mtge., Ser. 2009-A, 0.21%, VRDN, (Liq.: FHLMC)	5,000,000	5,000,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 0.53%, VRDN, (LOC: FHLMC)	13,080,000	13,080,000
Vermont Hsg. Fin. Agcy. SFHRB:
Ser. 19B, 0.42%, VRDN, (LOC: TD Bank NA)	6,900,000	6,900,000
Ser. 20B, 0.42%, VRDN, (LOC: FSA)	7,000,000	7,000,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 0.36%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 0.41%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	2,890,000	2,890,000
Washington Hsg. Fin. MHRB:
Heatherwood Cmnty. Apts. Proj., Ser. 2002-A, 0.34%, VRDN, (Insd. by FHLMC)	3,400,000	3,400,000
Regency Park Apts. Proj., Ser. 1999-A, 0.34%, VRDN, (Insd. by FHLMC)	7,805,000	7,805,000
Wisconsin Hsg. & EDA RB, Ser. 2879, 0.39%, VRDN, (LOC: JPMorgan Chase & Co.)	6,995,000	6,995,000

		1,073,418,560

INDUSTRIAL DEVELOPMENT REVENUE 6.2%
Alachua Cnty., FL IDRB, Florida Rock Proj., 0.40%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.20%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,533,000	1,533,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., Ser. 1998, 0.31%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008, 0.61%, VRDN, (LOC: CoBank)	16,800,000	16,800,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., Ser. 2006, 0.46%, VRDN, (LOC: U.S. Bancorp)	3,805,000	3,805,000
Calhoun Cnty., AL EDRB, Southern Bag Expansion Proj., Ser. 1998, 0.67%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Calhoun, TX Port Auth. Env. Facs. RB, Formosa Plastics Proj., 0.37%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., Ser. 2007, 0.36%, VRDN, (LOC: Branch Bank & Trust Co.)	2,720,000	2,720,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000, 0.57%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDA RB, Standex Intl. Corp. Proj., 0.42%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.56%, VRDN, (LOC: Wells Fargo & Co.) °°	1,685,000	1,685,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 0.56%, VRDN, (LOC: Wells Fargo & Co.) °°	1,530,000	1,530,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.75%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB:
Dallhart Jersey Ranch, Inc., Ser. 2008, 0.61%, VRDN, (LOC: CoBank)	1,700,000	1,700,000
Hilmar Cheese Co., Inc. Proj., 0.26%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, Ser. 1997, 0.79%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., Ser. 1999, 0.56%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., Ser. 1999, 0.34%, VRDN, (LOC: U.S. Bancorp)	1,220,000	1,220,000
East Peoria, IL Comml. Dev. RRB, Kroger Co. Proj., Ser. 2003, 0.36%, VRDN, (LOC: U.S. Bank NA)	3,125,000	3,125,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., Ser. 1997, 0.56%, VRDN, (LOC: Harris NA)	1,020,000	1,020,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 0.31%, VRDN, (LOC: Bank of America Corp.)	2,420,000	2,420,000

8

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Eutaw, AL IDRB, South Fresh Aqua Culture Proj., Ser. 2000, 0.39%, VRDN, (LOC: AmSouth Bancorp)	$1,400,000	$1,400,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 0.63%, VRDN, (LOC: Bank of America Corp.)	300,000	300,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., Ser. 1985, 0.20%, VRDN, (LOC: Rabobank Intl.)	7,500,000	7,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., Ser. 1996, 0.50%, VRDN, (LOC: Bank One)	1,230,000	1,230,000
Iowa Fin. Auth. IDRB, Interwest Proj., Ser. 2001, 0.61%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,690,000	2,690,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., Ser. 1984, 0.22%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 0.61%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,300,000	4,300,000
Kanawha, Cnty., WV IDRB, Kroger Co.:
Ser. 2004-A, 0.36%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
Ser. 2004-B, 0.36%, VRDN, (LOC: U.S. Bank NA)	6,850,000	6,850,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 0.61%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,745,000	3,745,000
Le Mars, LA IDRB, Feuerhelm Properties LP Proj., Ser. 2000-A, 0.61%, VRDN, (LOC: Bank of the West)	1,850,000	1,850,000
Madeira, OH Econ. Dev. RRB, Kroger Co., Ser. 2004, 0.36%, VRDN, (LOC: U.S. Bank NA)	2,050,000	2,050,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., Ser. 2001, 0.39%, VRDN, (LOC: U.S. Bancorp)	2,060,000	2,060,000
Marmet, WV Comml. Dev. RRB, Kroger Co., Ser. 2004, 0.36%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., Ser. 2000-A, 0.37%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Mibelloon Dairy Proj., Ser. 2006, 0.56%, VRDN, (LOC: Wells Fargo & Co.) °°	3,000,000	3,000,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 0.64%, VRDN, (LOC: Firstbank Corp.)	980,000	980,000
Montgomery Cnty., KY Indl. Bldg. Facs. RB, Fineblanking Corp. Proj., Ser. 1996, 0.42%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997, 0.56%, VRDN, (LOC: Wells Fargo & Co.) °°	5,500,000	5,500,000
New Jersey EDA RB, Ser. 3824, 0.97%, VRDN, (SPA: Dexia SA)	1,220,000	1,220,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., Ser. 2001, 0.54%, VRDN, (LOC: U.S. Bancorp)	2,225,000	2,225,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 0.40%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Olathe, KS IDRB, Insulite Proj., Ser. 2000, 0.26%, VRDN, (LOC: U.S. Bancorp)	1,065,000	1,065,000
Onondaga Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Syracuse Resh Corp. Proj., Ser. 2005, 0.31%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,400,000	9,400,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., Ser. 1999, 1.40%, VRDN, (LOC: U.S. Bancorp)	1,020,000	1,020,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., Ser. 2007, 0.36%, VRDN, (LOC: Branch Bank & Trust Co.)	4,000,000	4,000,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 0.65%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 0.40%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., Ser. 2000, 0.44%, VRDN, (LOC: Associated Bank NA)	1,725,000	1,725,000
Skokie, IL EDRB, Skokie Fashion Square Proj., Ser. 1984, 0.64%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB, Blue Ridge Log Cabins, LLC, Ser. 2007, 0.36%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000
Springfield., TN Indl. Dev. Board RRB, Kroger CO., Ser. 2004, 0.36%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
St. Charles Cnty., MO IDA RB:
Craftsmen Inds. Proj., Ser. 1998-A, 0.41%, VRDN, (LOC: U.S. Bancorp)	5,340,000	5,340,000
Kuenz Heating & Sheet Metal, Ser. 2001, 0.61%, VRDN, (LOC: U.S. Bancorp)	2,035,000	2,035,000
Stark Cnty., OH IDRRB, Kroger Co., Ser. 2004, 0.36%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000

9

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Traill Cnty., ND IDRB, American Crystal Proj., 0.61%, VRDN, (LOC: CoBank)	$27,330,000	$27,330,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008, 0.41%, VRDN, (LOC: U.S. Bancorp)	5,035,000	5,035,000
Wabash, IN EDRB, Martin Yale Inds. Proj., Ser. 1998, 1.40%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 0.61%, VRDN, (LOC: Wells Fargo & Co.) °°	1,360,000	1,360,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., Ser. 2001, 0.61%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
West Frankfort, IL IDRRB, Kroger Co., Ser. 2004, 0.36%, VRDN, (LOC: U.S. Bank NA)	800,000	800,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 0.46%, VRDN, (LOC: Crestar Bank)	1,340,000	1,340,000
Ser. B, 0.46%, VRDN, (LOC: Crestar Bank)	800,000	800,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., Ser. 1996, 0.75%, VRDN, (LOC: Bank of the West)	3,280,000	3,280,000

		251,638,000

MANUFACTURING 0.2%
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 0.51%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 0.45%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000

		8,650,000

MISCELLANEOUS REVENUE 11.0%
Branch Banking & Trust Co. Muni. Trust RB:
Ser. 1037, 0.36%, VRDN, (LOC: Branch Banking & Trust Co.)	33,305,000	33,305,000
Ser. 1038, 0.43%, VRDN, (LOC: Branch Banking & Trust Co.)	34,125,000	34,125,000
Ser. 5003, 0.58%, VRDN, (SPA: Rabobank Intl.)	29,051,168	29,051,168
Brazos River, TX Harbor Naval Dist. Brazoria Cnty. RB, BASF Corp. Proj., Ser. 2001, 0.56%, VRDN, (Gtd. by BASF Corp.)	500,000	500,000
Brazos, TX Harbor Indl. Dev. Corp. RRB, BASF Corp. Proj., Ser. 2001, 0.52%, VRDN, (Gtd. by BASF Corp.)	4,400,000	4,400,000
Butler Cnty., OH Capital Funding RB, CCAO Low Cost Cap, Ser. 2005-A, 0.23%, VRDN, (LOC: U.S. Bank NA)	3,020,000	3,020,000
Cassia Cnty., ID Indl. Dev. Corp. RB:
East Valley Cattle LLC Proj., Ser. 2006, 0.61%, VRDN, (LOC: RaboBank)	7,000,000	7,000,000
Vance Dairy Construction Proj., Ser. 2007, 0.61%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Clarksville, TN Pub. Bldg. Auth. RB:
Adjustable Rate Pooled Financing, Ser. 2001, 0.23%, VRDN, (LOC: Bank of America Corp.)	11,300,000	11,300,000
Ser. 2008, 0.23%, VRDN, (LOC: Bank of America Corp.)	6,125,000	6,125,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 0.31%, VRDN, (Liq.: State Street Corp.)	29,272,000	29,272,000
Ser. 2007-32, 0.31%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., Ser. 2006, 0.61%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007, 0.61%, VRDN, (LOC: CoBank)	23,850,000	23,850,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 0.61%, VRDN, (LOC: Wells Fargo & Co.) °°	4,000,000	4,000,000
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RRB, Deer Park Refining, Ltd. Proj.:
Ser. 2004-A, 0.30%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	6,500,000	6,500,000
Ser. 2006, 0.20%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	21,800,000	21,800,000
Illinois Fin. Auth. RB, Easter Seals Metro Chicago, Inc. Proj., Ser. 2007, 0.22%, VRDN, (LOC: Harris NA)	1,300,000	1,300,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase & Co.)	38,000,000	38,059,267
Iowa Fin. Auth. RB, Randy & Ronnie Hunt Partnership Proj., Ser. 2009, 0.26%, VRDN, (SPA: Rabobank Nederland NV)	3,250,000	3,250,000
Jerome Cnty., ID Econ. Dev. Corp. RB, Davisco Foods Intl. Proj., Ser. 2009, 0.26%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000

10

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Kentucky EDA Fin. RB, Goodwill Industires Kentucky, Inc. Proj., Ser. 2007, 0.25%, VRDN, (LOC: PNC Financial Services Group, Inc.)	$8,200,000	$8,200,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.17%, VRDN, (SPA: Societe Generale SA)	11,500,000	11,500,000
Lawrence Cnty., SD Solid Waste Disposal RB, Homestake Mining Proj., Ser. 1992-A, 0.28%, VRDN, (LOC: JPMorgan Chase & Co.)	6,000,000	6,000,000
Los Angeles, CA Sch. Dist. COP, Belmont Learning Complex Proj., Ser. 1997-A, 0.17%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 0.46%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Maryland Econ. Dev. Corp. RB, YMCA Central Maryland, Inc. Proj., Ser. 2003, 0.26%, VRDN, (LOC: Branch Banking & Trust Co.)	2,465,000	2,465,000
Michigan Strategic Fund Ltd. RB, Methodist Childrens Home Proj., Ser. 1995, 0.80%, VRDN, (LOC: JPMorgan Chase & Co.)	1,100,000	1,100,000
Mobile, AL IDRB, HighProv LLC Proj., Ser. 2006, 0.36%, VRDN, (LOC: FHLB)	6,000,000	6,000,000
Moon, PA IDA Cmnty. Facs. RB, YMCA Greater Pittsburgh Proj., Ser. 2005, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,420,000	1,420,000
New Jersey EDRRB, Arbor Glen of Bridgewater Proj., Ser. 2004, 0.17%, VRDN, (LOC: Sovereign Bank)	5,000,000	5,000,000
New York Urban Dev. Corp. RB, ROC-II-R-11710, 0.20%, VRDN, (Liq.: CitiBank NA)	2,500,000	2,500,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	800,000	800,000
New York, NY TFA Bldg. RB, Fiscal Year 2007, Ser. S-1, ROC-RR-II-R 809PB, 0.34%, VRDN, (SPA: Deutsche Bank AG)	10,540,000	10,540,000
North Carolina Port Auth. Facs. RB, Ser. 2008, 0.26%, VRDN, (LOC: Branch Banking Trust & Co.)	3,500,000	3,500,000
Oregon EDRB, Beef Northwest Feeders, Inc., Ser. 1999, 0.61%, VRDN, (LOC: Bank of America Corp.)	1,155,000	1,155,000
Pinellas Cnty., FL IDRB, Neighborly Care Network Proj., Ser. 2008, 0.26%, VRDN, (LOC: Branch Banking & Trust Co.)	5,100,000	5,100,000
Quakertown, PA Gen. Auth. RB, Pooled Financing Program, Ser. A, 0.22%, VRDN, (LOC: PNC Financial Services Group, Inc.)	6,985,000	6,985,000
San Diego Cnty., CA COP, Burnham Institution for Med. Research, Ser. 2005, 0.23%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Santa Fe Cnty., NM Tax-Exempt Ed. Facs. RB, Archdicese Santa Fe Sch. Proj., Ser. 2008-A, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	6,400,000	6,400,000
St. Joseph Cnty., IN EDRB, Hannah & Friends Proj., Ser. 2007, 0.31%, VRDN, (LOC: Bank of America Corp.)	2,210,000	2,210,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.36%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,500,000	7,500,000
Tuscaloosa Cnty., AL IDA Tax Exempt Gulf Opportunity Zone RB, Hunt Refining Proj.:
Ser. 2008-A, 0.36%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Ser. 2008-C, 0.36%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.31%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	21,905,000	21,905,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., Ser. 1999, 0.40%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000

		443,777,435

PUBLIC FACILITIES 0.5%
Breckinridge Cnty., KY Lease Program RB:
Assn. Cntys. Leasing Trust, Ser. 1999, 0.20%, VRDN, (LOC: U.S. Bank NA)	2,705,000	2,705,000
Ser. 2001-A, 0.20%, VRDN, (LOC: U.S. Bank NA)	1,305,000	1,305,000
Orange Cnty., FL Sch. Board COP, Deutsche Bank Spears Trust, Ser. 2007-A, 0.26%, VRDN, (SPA: Deutsche Bank AG)	2,855,000	2,855,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. of Philadelphia Proj., Ser. 2006-B, 0.56%, VRDN	4,705,000	4,705,000
University of Maryland COP, College Business Sch. Proj., Ser. 2000, 0.31%, VRDN, (LOC: Bank of America Corp.)	4,940,000	4,940,000
Williamstown, KY League of Cities Funding Trust Lease RB, Ser. 2008-A, 0.22%, VRDN, (LOC: U.S. Bank NA)	3,875,000	3,875,000

		20,385,000

11

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.1%
Massachusetts Dev. Fin. Agcy. Resource Recovery RB, Waste Mgmt., Inc. Proj., Ser. 1999, 0.27%, VRDN, (LOC: Bank of America Corp.)	$3,000,000	$3,000,000

SOLID WASTE 4.3%
East Grand Forks, MN Solid Waste Disposal RRB, American Crystal Sugar Co. Proj., 0.59%, VRDN, (LOC: CoBank)	5,000,000	5,000,000
Hancock Cnty., KY Solid Waste Disposal Facs. RB, Nsa Ltd. Proj., Ser. 1998, 0.30%, VRDN, (LOC: Bank of America Corp.)	7,815,000	7,815,000
Iowa Fin. Auth. Solid Waste Disposal RB, Real Estate Iowa One Proj., Ser. 2006, 0.56%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Lafayette, IN Solid Waste Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 0.26%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB:
Ambian Dairy, LLC Proj., Ser. 2008, 0.52%, VRDN, (LOC: CoBank)	3,600,000	3,600,000
Ser. 2006, 0.61%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Morgantown, KY Solid Waste Disposal Facs. RB, Imco Recycling, Inc. Proj., Ser. 2004, 0.30%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., Ser. 2007, 0.56%, VRDN, (Liq.: Rabobank Nederland)	6,500,000	6,500,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB:
Feenstra Investments, LLC Proj., Ser. 2002, 0.61%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Sorio Bravo Dairy Farm, Ser. 2002, 0.61%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.67%, VRDN, (Gtd. by Flint Hills Resources)	5,000,000	5,000,000
Ser. 2002-A, 0.56%, VRDN, (Gtd. by Flint Hills Resources)	43,600,000	43,600,000
Ser. 2006, 0.67%, VRDN, (Gtd. by Flint Hills Resources)	19,000,000	19,000,000
Ser. 2007, 0.67%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.67%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Racine, WI Solid Waste Disposal RRB, Republic Svcs., Inc. Proj., Ser. 2004, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	5,000,000	5,000,000
Stevens Cnty., MN Solid Waste Disposal RB, Riverview Dairy Proj., Ser. 2007, 0.40%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 0.43%, VRDN, (LOC: Bank of North Dakota)	10,000,000	10,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., Ser. 2006, 0.61%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		172,415,000

SPECIAL TAX 2.1%
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 0.32%, VRDN, (LOC: Northern Trust Co.)	4,130,000	4,130,000
Ser. B, 0.32%, VRDN, (LOC: Northern Trust Co.)	2,765,000	2,765,000
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 0.26%, VRDN, (Insd. by Deutsche Bank)	3,550,000	3,550,000
Colorado Mid-cities Metro. Dist. No 1 Spl. Impt. RRB, Ser. 2004-A, 0.23%, VRDN, (SPA: BNP Paribas SA)	13,760,000	13,760,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RRB, Ser. 2007-326, 0.36%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,300,000	4,300,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj., Ser. A-1, 0.23%, VRDN, (LOC: Compass Bank)	4,000,000	4,000,000
Illinois Regl. Transit Auth. MSTR RB, Ser. 55, Class A, 0.26%, VRDN, (LOC: Societe Generale SA)	2,420,000	2,420,000
Irvine, CA Unified Sch. Dist. Spl. Tax RB, Austin Trust Cert., Ser. 2007-315, 0.86%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	2,915,000	2,915,000
Lake Cnty., FL Capital Impt. RB, Deutsche Bank Spears Trust, Ser. 2007, 0.26%, VRDN, (SPA: Deutsche Bank AG)	7,000,000	7,000,000
Metropolitan Atlanta Rapid Trans. Auth. Sales Tax RRB, Ser. P, 0.26%, VRDN, (LOC: Societe Generale SA)	9,305,000	9,305,000
New York Convention Ctr. Dev. Corp. RB, New York Hotel Unit Fee Secd. Ser. 3095, 0.19%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	17,000,000	17,000,000

12

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 1-C, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	$700,000	$700,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.24%, VRDN, (Liq.: Deutsche Bank AG)	800,000	800,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.23%, VRDN, (LOC: Bank of New York Mellon Corp.)	10,200,000	10,200,000

		82,845,000

STUDENT LOAN 2.7%
Branch Banking & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 0.42%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 0.42%, VRDN, (Liq.: Branch Bank & Trust Co.)	21,695,000	21,695,000
Ser. 2064, 0.42%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,445,000	18,445,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33, 0.35%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	9,495,000	9,495,000

		108,725,000

TOBACCO REVENUE 0.8%
Golden State Tobacco Securitization Corp. RB, California Tobacco Settlement, Ser. 2005-A, 0.33%, VRDN, (Liq.: Morgan Stanley)	32,290,000	32,290,000

TRANSPORTATION 1.8%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-C, 0.16%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	5,000,000	5,000,000
New Jersey Trans. Auth. RB:
Ser. 3859, 0.97%, VRDN, (SPA: Dexia SA)	2,270,000	2,270,000
Ser. A, 0.97%, VRDN, (Insd. by FGIC)	3,090,000	3,090,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.21%, VRDN, (Gtd. by State Street Corp.)	15,000,000	15,000,000
Ser. 2005-D, 0.56%, VRDN, (LOC: JPMorgan Chase & Co.)	2,780,000	2,780,000
Ser. DC-8033, 0.55%, VRDN, (Insd. by FSA & LOC: Dexia SA)	600,000	600,000
New Jersey Turnpike Auth. RB, Ser. 2009-C, 0.25%, VRDN, (LOC: Bank of Nova Scotia)	4,850,000	4,850,000
New York Metropolitan Trans. Auth. RB, ROC RR-II-R 594PB, 0.34%, VRDN, (Insd. by AMBAC)	22,255,000	22,255,000
North Texas Throughway Auth. RRB, Ser. DB-620, 0.26%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,565,000	18,565,000

		74,410,000

UTILITY 7.5%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 04/01/2010, (Gtd. by American Muni. Power Ohio, Inc.)	115,000,000	115,003,224
Central Plains, NE RB, Nebraska Gas Proj. No. 2, Ser. 2009, 0.22%, VRDN, (SPA: Royal Bank of Canada)	15,000,000	15,000,000
Colorado Springs, CO Util. Sys. RB, Ser. 2005-A, 0.20%, VRDN, (LOC: State Street Bank & Trust Co.)	28,630,000	28,630,000
Colorado Springs, CO Util. Sys. RRB, Ser. B, 0.25%, VRDN, (SPA: Dexia SA)	9,000,000	9,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.22%, VRDN, (SPA: Royal Bank of Canada)	12,300,000	12,300,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Ser. A, 0.30%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,870,000	15,870,000
Pennsylvania EDFA Exempt Facs. RB, Public Service Enterprise Group Power, LLC Proj., Ser. 2007, 0.37%, VRDN, (LOC: JPMorgan Chase & Co.)	2,700,000	2,700,000
Philadelphia, PA Gas Works RB, Deutsche Bank Spears Trust, Ser. 1998, 0.20%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	21,710,000	21,710,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A, 0.24%, VRDN, (SPA: Societe Generale SA)	10,080,000	10,080,000
San Antonio, TX Elec. & Gas RRB, Deutsche Bank Spears Trust, Ser. 2007, 0.26%, VRDN, (SPA: Deutsche Bank AG)	8,280,000	8,280,000

13

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.20%, VRDN, (SPA: Societe Generale SA)	$50,253,000	$50,253,000
Washington Pub. Power Supply Sys. RB, Nuclear Proj., Ser. 1993-1A, 0.24%, VRDN, (LOC: Bank of America Corp.)	6,355,000	6,355,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.34%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		302,021,224

WATER & SEWER 2.7%
Cleveland, OH Water RB, Ser. R-2009, 0.17%, VRDN, (SPA: BNP Paribas SA)	6,500,000	6,500,000
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 0.31%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	1,570,000	1,570,000
Detroit, MI Sewer Disposal Auth. RRB, Ser. 2006, 0.45%, 08/03/2010, (LOC: Bank of New York Mellon Corp.)	29,982,500	29,982,500
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007, Ser. CC-1, 0.20%, VRDN, (SPA: Bank of Nova Scotia)	200,000	200,000
Fiscal Year 2009, Ser. 3484, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	37,985,000	37,985,000
ROC-RR-II R-11697, 0.20%, VRDN, (Liq.: CitiBank NA)	4,200,000	4,200,000
San Antonio, TX Water Sys. RRB, Ser. 2007, 0.26%, VRDN, (SPA: Societe Generale SA)	13,085,000	13,085,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 0.20%, VRDN, (Insd. by MBIA & LOC: U.S. Bank NA)	6,700,000	6,716,082
West Palm Beach, FL Util. Sys. RB, Ser. 2008C, 0.29%, VRDN, (SPA: Dexia SA)	6,900,000	6,900,000

		107,138,582

Total Investments (cost $4,042,812,334) 100.2%		4,042,812,334
Other Assets and Liabilities (0.2%)		(9,907,527)

Net Assets 100.0%		$4,032,904,807

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

14

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2009:

Texas	10.4%
New York	9.7%
California	6.5%
Ohio	5.5%
Pennsylvania	5.2%
Michigan	4.5%
Maryland	3.8%
Illinois	3.7%
Indiana	3.5%
Florida	3.4%
North Carolina	3.0%
Alabama	2.8%
Colorado	2.6%
Alaska	2.2%
Massachusetts	2.2%
Delaware	1.8%
Georgia	1.7%
Kentucky	1.6%
Oregon	1.6%
Virginia	1.6%
New Jersey	1.5%
Washington	1.5%
Tennessee	1.4%
Nebraska	1.2%
Minnesota	1.1%
District of Columbia	1.0%
Wisconsin	1.0%
Arizona	0.9%
Louisiana	0.9%
North Dakota	0.9%
Connecticut	0.8%
Idaho	0.7%
Iowa	0.7%
Nevada	0.7%
South Carolina	0.7%
South Dakota	0.5%
Maine	0.4%
West Virginia	0.4%
Missouri	0.3%
Puerto Rico	0.3%
Vermont	0.3%
New Mexico	0.2%
Hawaii	0.1%
Kansas	0.1%
Mississippi	0.1%
New Hampshire	0.1%
Utah	0.1%
Non-state specific	4.8%

100.0%

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$4,042,812,334	$0	$4,042,812,334

15

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.2%
CONTINUING CARE RETIREMENT COMMUNITY 0.3%
Burlington Cnty., NJ RB, Lutheran Home Proj., Ser. 2005-A, 0.31%, VRDN, (LOC: Commerce Bank, N.A.)	$690,000	$690,000

EDUCATION 16.5%
New Jersey EDA RB:
Princeton Day Sch. Proj., Ser. 2005, 0.40%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
The Peddie Sch. Proj., Ser. B, 0.17%, VRDN, (LOC: US Bank)	8,100,000	8,100,000
New Jersey EDA Sch. Facs. RB, Ser. R-1, 0.19%, VRDN, (LOC: Lloyds TSB Group plc)	10,680,000	10,680,000
New Jersey Edl. Facs. Auth. RRB:
Princeton Univ. Proj., Ser. H, 0.24%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
Seton Hall Univ. Proj., Ser. D, 0.20%, VRDN, (SPA: Allied Irish Banks plc)	12,440,000	12,440,000

		38,870,000

GENERAL OBLIGATION – LOCAL 6.5%
Livingston, NJ GO BAN, 1.25%, 04/29/2010, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,033,018
Secaucus, NJ GO TAN, 1.75%, 02/19/2010	7,200,000	7,222,230

		15,255,248

GENERAL OBLIGATION – STATE 1.7%
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	4,000,000	4,066,838

HOSPITAL 9.7%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.20%, VRDN, (LOC: Commerce Bancorp, Inc.)	17,015,000	17,015,000
New Jersey Healthcare Facs. Fin. Auth. RB:
Somerset Med. Ctr. Proj., Ser. 2008, 0.20%, VRDN, (LOC: TD Bank, NA)	3,250,000	3,250,000
St. Peters Univ. Hosp. Proj., Ser. 2000-B, 0.17%, VRDN, (LOC: Bank of America Corp.)	2,510,000	2,510,000

		22,775,000

HOUSING 10.3%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 0.30%, VRDN, (Insd. by FSA & Liq.: Lloyds TSB Group plc)	7,050,000	7,050,000
Ser. F, 0.26%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. Q, 0.60%, VRDN, (SPA: Dexia SA)	1,500,000	1,500,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 0.26%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,180,000	8,180,000

		24,330,000

INDUSTRIAL DEVELOPMENT REVENUE 9.8%
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.20%, VRDN, (Gtd. by Motiva Enterprises, LLC)	4,100,000	4,100,000
Logan City, UT IDRB, Scientific Tech, Inc., 0.42%, VRDN, (LOC: Bank of the West)	1,550,000	1,550,000
New Jersey EDA RB:
NUI Corp. Proj., Ser. A, 0.24%, VRDN, (LOC: Bank of America Corp.)	1,100,000	1,100,000
Paddock Realty, LLC Proj., 0.46%, VRDN, (LOC: Wells Fargo & Co.) °°	1,105,000	1,105,000
Ser. 3824, 0.97%, VRDN, (SPA: Dexia SA)	13,440,000	13,440,000
Wearbest Sil-Tex Mills Proj., 2.50%, VRDN, (LOC: Bank of New York Mellon Corp.)	110,000	110,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 0.37%, VRDN, (LOC: Washington Mutual, Inc.)	1,745,000	1,745,000

		23,150,000

LEASE 2.6%
New Jersey Bldg. Auth. RB, Subser. A-3, 0.17%, VRDN, (SPA: Bank of Nova Scotia)	6,205,000	6,205,000

MISCELLANEOUS REVENUE 4.6%
Clarksville, TN Pub. Bldg. Auth. RB, Ser. 2008, 0.23%, VRDN, (LOC: Bank of America Corp.)	5,000	5,000
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001, 0.23%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,600,000	1,600,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.17%, VRDN, (SPA: Societe Generale)	2,000,000	2,000,000
New Jersey EDA RB:
Lawrence Sch. Proj., Ser B, 0.13%, VRDN, (SPA: JPMorgan Chase & Co.)	1,500,000	1,500,000
Republic Svcs., Inc. Proj., 0.28%, VRDN, (LOC: Bank of America Corp.)	625,000	625,000
New Jersey EDRRB, Arbor Glen of Bridgewater Proj., Ser. 2004, 0.17%, VRDN, (LOC: Sovereign Bank)	5,000,000	5,000,000

		10,730,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.6%
New York Port Auth. RB, Ser. 2008-1067, 0.36%, VRDN, (LOC: Bank of America Corp.)	$1,415,000	$1,415,000

SPECIAL TAX 6.3%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 0.24%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 0.26%, VRDN, (Insd. by BHAC & LOC: Bank of America Corp.)	2,190,000	2,190,000
Puerto Rico Sales Tax Fin. Corp. RB:
Deutsche Bank Spears Trust, Ser. DBE-627A, 0.24%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000
ROC RR-II-R 11760, 0.21%, VRDN, (Liq.: CitiBank, NA)	6,000,000	6,000,000

		14,865,000

STUDENT LOAN 3.0%
New Jersey Higher Ed. Assistance Auth. RB, ROC-RR-II-R 11571, Ser. 2008-A, 0.42%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: CitiBank, NA)	7,050,000	7,050,000

TRANSPORTATION 19.4%
Delaware River & Bay Auth. RRB, Ser. 2008, 0.18%, VRDN, (LOC: TD Bank, NA)	3,800,000	3,800,000
New Jersey Deutsche Bank Spears Trust RB:
Ser. 2006-A, 0.16%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	5,510,000	5,510,000
Ser. 2006-B, 0.24%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,000,000	3,000,000
Ser. 2006-C, 0.16%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,590,000	3,590,000
New Jersey Trans. Auth. RB:
Ser. A, 0.97%, VRDN, (Insd. by FGIC)	2,550,000	2,550,000
Ser. B, 0.17%, VRDN, (LOC: PNC Bank)	5,000,000	5,000,000
Ser. D, 0.17%, VRDN, (SPA: Bank of Nova Scotia)	4,200,000	4,200,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.21%, VRDN, (Gtd. by State Street Corp.)	12,300,000	12,300,000
Ser. DC-8033, 0.55%, VRDN, (Insd. by FSA & LOC: Dexia SA)	5,850,000	5,850,000

		45,800,000

UTILITY 8.9%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 04/01/2010, (Gtd. by American Muni. Power Ohio, Inc.)	6,000,000	6,000,258
New Jersey EDA RB, Thermal Energy, Ltd. Proj., Ser. 1995, 0.35%, VRDN, (LOC: Bank One)	1,605,000	1,605,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A:
0.24%, VRDN, (SPA: Societe Generale)	3,200,000	3,200,000
0.24%, VRDN, (Insd. by FSA & SPA: Societe Generale)	3,780,000	3,780,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.24%, VRDN, (SPA: Societe Generale)	4,665,000	4,665,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.20%, VRDN, (SPA: Societe Generale)	1,729,000	1,729,000

		20,979,258

Total Investments (cost $236,181,344) 100.2%		236,181,344
Other Assets and Liabilities (0.2%)		(416,597)

Net Assets 100.0%		$235,764,747

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Summary of Abbreviations
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of October 31, 2009:

New Jersey	77.0%
Puerto Rico	12.0%
Delaware	3.3%
Ohio	2.5%
Texas	2.4%
Kentucky	0.8%
Alabama	0.7%
Utah	0.7%
New York	0.6%

100.0%

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$236,181,344	$0	$236,181,344

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 2.3%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 0.33%, VRDN, (LOC: Bank of America Corp.)	$6,800,000	$6,800,000
Onondaga Cnty., NY Indl. Dev. Agcy. Arpt. Facs. RB, Syracuse Executive Air Svcs., Inc. Proj., Ser. A, 0.35%, VRDN, (LOC: U.S. Bank NA)	3,000,000	3,000,000

		9,800,000

COMMUNITY DEVELOPMENT DISTRICT 1.0%
New York, NY Indl. Dev. Agcy. RB, Sephardic Cmnty. Youth Ctr. Proj., 0.31%, VRDN, (LOC: M&T Bank Corp.)	4,400,000	4,400,000

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Lancaster Township, NY IDA RB, Greenfield Manor, Inc. Proj., 0.31%, VRDN, (LOC: M&T Bank Corp.)	4,275,000	4,275,000

EDUCATION 9.8%
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.31%, VRDN, (LOC: M&T Bank Corp.)	7,800,000	7,800,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 0.20%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,150,000	3,150,000
Fordham Univ., 2008, Ser. A-2, 0.20%, VRDN, (LOC: Allied Irish Banks plc)	6,055,000	6,055,000
Rockfeller Univ., Ser. 2009-B, 0.20%, VRDN, (SPA: U.S. Bank NA)	9,500,000	9,500,000
New York, NY Cultural Residential RB, Lincoln Ctr. for the Performing Arts, Inc., Ser. 2008-B-1, 0.20%, VRDN, (LOC: U.S. Bank NA)	3,750,000	3,750,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.22%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
Troy, NY IDA Civic Facs. RB, Rensselaer Polytechnic Institute Proj., Ser. 2002-C, 0.20%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
University of North Carolina RB, Chapel Hill Univ. Hosp. Proj., Ser. 2009-A, 0.21%, VRDN, (LOC: Bank of America Corp.)	4,300,000	4,300,000

		42,655,000

GENERAL OBLIGATION – LOCAL 14.7%
New York, NY GO:
Fiscal Year 1990, Ser. L-4, 0.17%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Fiscal Year 1996, Ser. J-3, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	400,000	400,000
Fiscal Year 2004, Ser. H-4, 0.15%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,505,000	3,505,000
Fiscal Year 2005, Ser. F-4, 0.19%, VRDN, (LOC: Royal Bank of Scotland)	1,300,000	1,300,000
Fiscal Year 2006, Ser. I-7, 0.22%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Fiscal Year 2008, Ser. J-3, 0.20%, VRDN, (LOC: Allied Irish Banks plc)	17,100,000	17,100,000
Oneida, NY City Sch. Dist. GO, BAN, Fiscal Year 2009, 1.50%, 10/29/2010	6,000,000	6,030,502
Oyster Bay, NY GO, BAN, 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,015,571
Rockland Cnty., NY GO, RAN, 2.50%, 03/09/2010	10,000,000	10,042,943
West Babylon, NY Free Sch. Dist. GO, TAN, Ser. 2009, 1.75%, 06/25/2010	8,000,000	8,063,742

		63,557,758

GENERAL OBLIGATION – STATE 2.5%
Puerto Rico Cmnwlth. Pub. Impt. GO, Ser. 2002-A, ROC-RR-II-R-185, 0.19%, VRDN, (LOC: CitiBank NA)	3,715,000	3,715,000
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	7,000,000	7,116,967

		10,831,967

HOSPITAL 1.8%
New York, NY RB, Enhanced Assistance, Ser. A, 0.19%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Steuben Cnty., NY Indl. Dev. Agcy. RB:
Corning Hosp. Facs. Ctr. Proj., Ser. 2001, 0.70%, VRDN, (LOC: M&T Bank Corp.)	1,465,000	1,465,000
Guthrie Corning Dev. Facs. Proj., Ser. 2001, 0.70%, VRDN, (LOC: M&T Bank Corp.)	2,410,000	2,410,000

		7,875,000

HOUSING 23.2%
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C, 0.40%, VRDN, (SPA: Lloyds TSB Group plc)	2,230,000	2,230,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.49%, VRDN, (Insd. by FHLMC)	9,900,000	9,900,000

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York Hsg. Fin. Agcy. RB:
10 Liberty Street, Ser. 2003-A, 0.20%, VRDN, (Insd. by & Liq.: FHLMC)	$380,000	$380,000
Avalon Bowery Place, Ser. 2006-A, 0.26%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
College Arms Apts., Ser. 2008-A, 0.18%, VRDN, (Insd. by & Liq.: FHLMC)	3,800,000	3,800,000
Rip Van Winkle House, Ser. 2004-A, 0.22%, VRDN, (Insd. by & Liq.: FNMA)	3,300,000	3,300,000
West 23rd Street, Ser. 2002-A, 0.25%, VRDN, (Insd. by & Liq.: FNMA)	19,900,000	19,900,000
Weyant Green Apts., Ser. 2007-A, 0.20%, VRDN, (Insd. by & Liq.: FNMA)	700,000	700,000
New York Hsg. Fin. Agcy. RRB, Victory Hsg., Ser. 2004-A, 0.20%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
New York Mtge. Agcy. Homeowner RB, Ser. 71, ROC-RR-II-R-11706, 0.27%, VRDN, (Liq.: CitiBank NA)	3,645,000	3,645,000
New York, NY Hsg. Dev. Corp. MHRB:
1405 Fifth Ave. Apts., Ser. A, 0.23%, VRDN, (LOC: CitiBank NA)	3,940,000	3,940,000
1904 Vyse Ave. Apts. Proj., Ser. 2005-A, 0.21%, VRDN, (LOC: HSBC Holdings plc)	4,035,000	4,035,000
550 East 170th Street Apts., Ser. 2007-A, 0.23%, VRDN, (LOC: CitiBank NA)	1,925,000	1,925,000
Bruckne by the Bridge, Ser. 2008-A, 0.19%, VRDN, (LOC: JPMorgan Chase & Co.)	11,200,000	11,200,000
Lafontaine Ave. Apts., Ser. 2007-A, 0.23%, VRDN, (LOC: CitiBank NA)	3,400,000	3,400,000
Ogden Ave. Apts., Ser. 2005-A, 0.23%, VRDN, (Insd. by & Liq.: FNMA)	2,500,000	2,500,000
Pierrepont Dev., Ser. 2000-A, 0.20%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
Ser. 2009-C-4, 0.25%, VRDN, (Liq.: Bank of New York Mellon Corp.)	9,045,000	9,045,000
West End Towers, Ser. 2004-A, 0.23%, VRDN, (Insd. by FHLMC)	2,800,000	2,800,000
New York, NY SFHRB, Ser. 132, 0.27%, VRDN, (SPA: Dexia SA)	7,800,000	7,800,000
Sherburne Cnty., MN Hsg. & Redev. Auth. IDRB, Apperts, Inc. Proj., Ser. 2001, 0.70%, VRDN, (LOC: LaSalle Bank Corp.)	2,840,000	2,840,000

		100,440,000

INDUSTRIAL DEVELOPMENT REVENUE 1.6%
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co., Inc. Proj., Ser. 1995-A, 0.35%, VRDN, (LOC: Bank of America Corp.)	2,685,000	2,685,000
New York, NY Indl. Dev. Agcy. RB, French Institute Alliance, Ser. 2005, 0.46%, VRDN, (LOC: M&T Bank Corp.)	1,650,000	1,650,000
Southeast New York Indl. Dev. Agcy. RB, Dairy Conveyor Corp. Proj., Ser. 1995, 0.65%, VRDN, (LOC: JPMorgan Chase & Co.)	1,120,000	1,120,000
Sparks, NV EDRB, Rix Inds. Proj., 0.47%, VRDN, (LOC: Wells Fargo & Co.) °°	1,300,000	1,300,000

		6,755,000

MISCELLANEOUS REVENUE 14.1%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 0.21%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Gulf Coast Waste Disposal Auth. RRB, Amoco Oil Co. Proj., Ser. 1997, 0.22%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,900,000	2,900,000
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RRB, Deer Park Refining, Ltd. Proj.:
Ser. 2004-A, 0.30%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	400,000	400,000
Ser. 2006, 0.20%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	10,600,000	10,600,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.17%, VRDN, (SPA: Societe Generale)	3,765,000	3,765,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	24,200,000	24,200,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.36%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,735,000	9,735,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.31%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	4,635,000	4,635,000

		61,235,000

SALES TAX 2.5%
Puerto Rico Sales Tax RB:
Corp. Sales Tax ROC-RR-II-R-11759, 0.21%, VRDN, (LOC: CitiBank NA)	6,000,000	6,000,000
Corp. Sales Tax ROC-RR-II-R-11778, 0.21%, VRDN, (Liq.: Deutsche Bank AG)	4,875,000	4,875,000

		10,875,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.3%
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2-F, 0.24%, VRDN, (SPA: Dexia SA)	$3,285,000	$3,285,000
Ser. 3-C, 0.24%, VRDN, (SPA: Dexia SA)	4,000,000	4,000,000
Ser. 3-D, 0.24%, VRDN, (SPA: Dexia SA)	11,100,000	11,100,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.24%, VRDN, (Liq.: Deutsche Bank AG)	400,000	400,000

		18,785,000

TRANSPORTATION 7.5%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-A, 0.16%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	300,000	300,000
New York Metropolitan Trans. Auth. RB:
Ser. 2005G-1, 0.18%, VRDN, (LOC: BNP Paribas SA)	7,935,000	7,935,000
Ser. 2006-B, ROC-RR-II-R-11711, 0.51%, VRDN, (Liq.: CitiBank NA)	11,650,000	11,650,000
New York Throughway Auth.RRB, PUTTER, Ser. H, 0.56%, VRDN, (LOC: JPMorgan Chase & Co.)	4,600,000	4,600,000
Triborough Bridge & Tunnel Auth. RB:
Class A, 0.24%, VRDN, (SPA: Societe Generale)	3,830,000	3,830,000
Ser. A, 0.29%, VRDN, (LOC: U.S. Bank NA)	4,385,000	4,385,000

		32,700,000

UTILITY 10.6%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 04/01/2010, (Gtd. by American Muni. Power Ohio, Inc.)	9,000,000	9,000,387
Long Island Power Auth. RB:
Ser. 2003-E, 0.23%, VRDN, (SPA: Dexia SA)	3,300,000	3,300,000
Ser. 2003-N, 0.30%, VRDN, (SPA: Dexia SA)	8,000,000	8,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.97%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	1,990,000	1,990,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., Ser. 1999, 0.27%, VRDN, (Gtd. by Mississippi Power Co.)	1,000,000	1,000,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A, 0.24%, VRDN, (SPA: Societe Generale)	6,180,000	6,180,000
Puerto Rico Elec. Power Auth. RB, Branch Banking & Trust Muni. Trust, Ser. 2006, 0.29%, VRDN, (LOC: Branch Banking & Trust Co.)	1,995,000	1,995,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.24%, VRDN, (SPA: Societe Generale)	3,500,000	3,500,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.20%, VRDN, (SPA: Societe Generale)	11,100,000	11,100,000

		46,065,387

WATER & SEWER 3.0%
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007, Ser. CC-1, 0.20%, VRDN, (SPA: Bank of Nova Scotia)	5,200,000	5,200,000
PUTTER, Ser. 1289, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	145,000	145,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB:
Fiscal Year 2002, Ser. 3092, 0.20%, VRDN, (LOC: JPMorgan Chase & Co.)	500,000	500,000
PUTTER, Ser. 1263, 0.24%, VRDN, (LOC: JPMorgan Chase & Co.)	7,090,000	7,090,000

		12,935,000

Total Investments (cost $433,185,112) 99.9%		433,185,112
Other Assets and Liabilities 0.1%		466,403

Net Assets 100.0%		$433,651,515

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of October 31, 2009:

New York	80.2%
Puerto Rico	6.6%
Texas	4.8%
Alabama	2.6%
Ohio	2.1%
North Carolina	1.0%
Kentucky	0.9%
Minnesota	0.7%
Nevada	0.3%
Mississippi	0.2%
New Jersey	0.1%
Non-state specific	0.5%

100.0%

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$433,185,112	$0	$433,185,112

4

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.5%
AIRPORT 4.5%
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2006-13, 0.31%, VRDN, (Liq.: State Street Corp.)	$10,050,000	$10,050,000

EDUCATION 11.1%
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.25%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,080,000	5,080,000
Delaware Cnty., PA RB, Eastern College, Ser. A, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	2,570,000	2,570,000
Latrobe, PA IDA RB, Greensburg Diocese, 0.85%, VRDN, (LOC: Allied Irish Banks plc)	1,170,000	1,170,000
Pennsylvania EDFA RB, LaSalle College High Sch. Proj., Ser. J1, 0.20%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Univ. of Scranton Proj.:
Ser. 1999-E3, 0.20%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Ser. 2002-K1, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	1,370,000	1,370,000
Honeysuckle Student Hsg., Ser. A, 0.29%, VRDN, (LOC: Allied Irish Banks plc)	1,020,000	1,020,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, ROC RR-II-R-11396, 0.56%, VRDN, (Insd. by FSA & Liq.: Citibank NA)	7,600,000	7,600,000

		24,810,000

GENERAL OBLIGATION – LOCAL 7.2%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 0.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Emmaus, PA GO, Dowington Area Sch. Dist. Chester Cnty., Ser. 1989-D, Subser. D-27, 0.24%, VRDN, (LOC: U.S. Bank NA)	5,600,000	5,600,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust, Ser. DBE-637, 0.30%, VRDN, (Liq.: Deutsche Bank AG)	1,500,000	1,500,000

		16,095,000

GENERAL OBLIGATION – STATE 1.8%
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	4,000,000	4,066,838

HOSPITAL 15.6%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. 2008, 0.28%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
Montour Cnty., PA Hlth. Sys. RB, Geisinger Foundation:
Ser. 2002, 0.21%, VRDN, (SPA: Bank of America Corp.)	300,000	300,000
Ser. 2005-A, 0.21%, VRDN, (SPA: Bank of America Corp.)	2,855,000	2,855,000
Lancaster Cnty., PA Hosp. Auth. Hlth. Sys. RB, Lancaster Gen. Hosp., 0.24%, VRDN, (LOC: Bank of America Corp.)	570,000	570,000
Lehigh Cnty., PA Gen. Purpose Auth. RB:
Ser. 385, 0.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
St. Luke’s Hosp. Bethlethem, PA Proj., Ser. 566, 0.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp. Proj., Ser. A, 0.18%, VRDN, (SPA: JPMorgan Chase & Co.)	800,000	800,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.31%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	3,000,000	3,000,000

		35,025,000

HOUSING 9.2%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005-SS, 0.32%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,805,000	3,805,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A, 0.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,170,000	4,170,000
Pennsylvania HFA SFHRB:
Ser. 2007-98C, 0.26%, VRDN, (SPA: Dexia SA)	7,000,000	7,000,000
Ser. 88-C, 0.26%, VRDN, (SPA: Dexia SA)	1,500,000	1,500,000
Washington Hsg. Fin. Commission MHRRB, Lake City Sr. Apts. Proj., Ser. 2009, 0.26%, VRDN, (Liq.: FHLMC)	4,250,000	4,250,000

		20,725,000

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 28.4%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. A, 0.31%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$15,000,000	$15,000,000
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 0.37%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 0.34%, VRDN, (LOC: Northern Trust Co.)	4,205,000	4,205,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 0.37%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 0.40%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 0.40%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,185,000	1,185,000
East Hempfield Township, PA IDA RB, Herley Inds., Inc. Proj., Ser. 2001, 0.41%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	2,100,000	2,100,000
Fayette Cnty., PA IDA RB, Coastal Lumber Co. Proj., 0.46%, VRDN, (LOC: Branch Banking & Trust)	1,900,000	1,900,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 0.51%, VRDN, (LOC: Commerce Bank, NA)	2,295,000	2,295,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 0.46%, VRDN, (LOC: Wells Fargo & Co.) °°	2,070,000	2,070,000
Lancaster, PA IDA RB, Purple Cow Partners, LLC Proj., 0.34%, VRDN, (LOC: First Tennessee Bank)	4,385,000	4,385,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co. Proj., Ser. A-2, 0.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,300,000	4,300,000
Pennsylvania EDFA RB:
Crawford Cnty. Properties, Ser. 2001-B2, 0.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 0.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	550,000	550,000
EPT Associates Proj., Ser. B-5, 0.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
First Street Partners Proj., Ser. H-4, 0.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Fitzpatrick Container Co., 0.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Ganflec Corp. Proj., Ser. E, 0.40%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,400,000	1,400,000
Johnston Welding & Fabric, Ser. B-1, 0.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Leidy’s, Inc. Proj., Ser. D-7, 0.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Moosic Realty Partners, LP Proj., Ser. A-1, 0.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Sage Properties, LLC Proj., Ser. G12, 0.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	300,000	300,000
Solar Innovations, Inc. Proj., 0.56%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,855,000	6,855,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 0.55%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,200,000	1,200,000
Westmoreland Cnty., PA IDA RB, Rhodin Enterprises Proj., 0.47%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,230,000	2,230,000

		63,675,000

MISCELLANEOUS REVENUE 2.2%
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RRB, Deer Park Refining, Ltd. Proj.:
Ser. 2004-A, 0.30%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	4,600,000	4,600,000
Ser. 2006, 0.20%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	400,000	400,000

		5,000,000

PORT AUTHORITY 0.9%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 0.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

SPECIAL TAX 4.0%
Puerto Rico Sales Tax Fin. Corp. RB, ROC RR-II-R-11761, 0.21%, VRDN, (Liq.: CitiBank NA)	6,000,000	6,000,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.23%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,900,000	2,900,000

		8,900,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.2%
Delaware Cnty., PA RB, River Junction Toll Bridge Commission, Ser. B-2, 0.25%, VRDN, (LOC: Dexia SA)	$2,930,000	$2,930,000
Pennsylvania Turnpike Commission RRB, Ser. D, 0.27%, VRDN, (Insd. by FSA & SPA: JPMorgan Chase & Co.)	4,275,000	4,275,000

		7,205,000

UTILITY 12.4%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A:
0.99%, 04/01/2010, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,129
1.00%, 04/01/2010, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,129
Indiana Cnty., PA IDA PCRRB, Exelon Generation Co., LLC Proj., Ser. A, 0.24%, VRDN, (LOC: BNP Paribas SA)	1,400,000	1,400,000
Pennsylvania EDFA Exempt Facs. RB, Public Service Enterprise Group Power, LLC Proj., Ser. 2007, 0.37%, VRDN, (LOC: JPMorgan Chase & Co.)	2,800,000	2,800,000
Philadelphia, PA Gas Works RB:
Deutsche Bank Spears Trust, Ser. 1998, 0.20%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	8,980,000	8,980,000
Fifth Ser. A-2, 0.20%, VRDN, (LOC: Bank of Nova Scotia and JPMorgan Chase & Co.)	4,900,000	4,900,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.20%, VRDN, (SPA: Societe Generale)	200,000	200,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.34%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000

		27,775,258

Total Investments (cost $225,327,096) 100.5%		225,327,096
Other Assets and Liabilities (0.5%)		(1,185,570)

Net Assets 100.0%		$224,141,526

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COP	Certificates of Participation
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2009:

Pennsylvania	80.2%
Texas	4.0%
Ohio	2.7%
Washington	1.9%
Wisconsin	1.5%
Nevada	1.3%
Minnesota	0.9%
California	0.7%
Alabama	0.1%
Non-state specific	6.7%

100.0%

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$255,327,096	$0	$255,327,096

4

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 23.3%
Cash Management Bill, 0.45%, 06/17/2010 ß	$20,000,000	$19,944,511
U.S. Treasury Bills:
0.27%, 11/12/2009 ß	25,000,000	24,998,142
0.32%, 12/17/2009 ß	25,000,000	24,990,000
0.34%, 12/24/2009 ß	25,000,000	24,987,722
0.35%, 12/10/2009 ß	25,000,000	24,990,777
0.47%, 04/01/2010 ß	40,000,000	39,921,958
U.S. Treasury Notes:
2.00%, 02/28/2010	25,000,000	25,136,531
3.25%, 12/31/2009	25,000,000	25,103,804
3.50%, 02/15/2010	25,000,000	25,226,667

Total U.S. Treasury Obligations (cost $235,300,112)		235,300,112

REPURCHASE AGREEMENTS ^^ 76.6%
Bank of America Corp., 0.05%, dated 10/30/2009, maturing 11/02/2009; maturity value is $60,000,250 (1)	60,000,000	60,000,000
Barclays Capital, Inc., 0.06%, dated 10/30/2009, maturing 11/02/2009; maturity value is $60,000,300 (2)	60,000,000	60,000,000
Credit Suisse First Boston LLC, Avg. rate of 0.06%, dated 10/26/2009, maturing 11/02/2009; maturity value is $100,001,222 (3) *	100,000,000	100,000,000
Deutsche Bank AG:
0.05%, dated 10/30/2009, maturing 11/02/2009; maturity value is $47,487,339 (4)	47,487,141	47,487,141
Avg. rate of 0.05%, dated 10/26/2009, maturing 11/02/2009; maturity value is $65,000,578 (4) *	65,000,000	65,000,000
Avg. rate of 0.05%, dated 10/26/2009, maturing 11/02/2009; maturity value is $80,000,800 (5) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.05%, dated 10/26/2009, maturing 11/02/2009; maturity value is $65,000,596 (6) *	65,000,000	65,000,000
Morgan Stanley, Avg. rate of 0.05%, dated 10/26/2009, maturing 11/02/2009; maturity value is $65,000,578 (7) *	65,000,000	65,000,000
Societe Generale, 0.06%, dated 10/30/2009, maturing 11/02/2009; maturity value is $60,000,300 (8)	60,000,000	60,000,000
UBS AG:
0.05%, dated 10/30/2009, maturing 11/02/2009; maturity value is $150,000,625 (9)	150,000,000	150,000,000
0.06%, dated 10/30/2009, maturing 11/02/2009; maturity value is $20,000,100 (10)	20,000,000	20,000,000

Total Repurchase Agreements (cost $772,487,141)		772,487,141

Total Investments (cost $1,007,787,253) 99.9%		1,007,787,253
Other Assets and Liabilities 0.1%		610,091

Net Assets 100.0%		$1,008,397,344

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
	(1)	$52,889,300 U.S. Treasury Note, 4.875%, 07/31/2011, value including accrued interest is $57,266,155; $3,192,900 TIPS, 1.875%, 07/15/2013, value including accrued interest is $3,933,847.
	(2)	$60,110,900 U.S. Treasury Note, 1.50%, 10/31/2010, value including accrued interest is $61,200,064.
	(3)	$105,380,000 GNMA, 4.50% to 5.00%, 01/15/2039 to 10/15/2039, value including accrued interest is $102,004,012.
(4)

$76,840,000 U.S. Treasury Bond, 4.375%, 02/15/2038, value including accrued interest is $77,882,360; $36,167,700 U.S. Treasury Note, 2.625%, 07/31/2014, value including accrued interest is $36,854,567. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

	(5)	$78,259,811 GNMA, 5.00%, 10/15/2039, value including accrued interest is $81,600,001.
	(6)	$63,375,000 U.S. Treasury Bond, 4.50%, 05/15/2038, value including accrued interest is $66,301,243.
	(7)	$65,955,000 U.S. Treasury Notes, 2.375% to 4.50%, 08/31/2014 to 11/15/2015, value including accrued interest is $66,300,091.
	(8)	$57,484,900 U.S. Treasury Note, 3.375%, 07/30/2013, value including accrued interest is $61,433,472.
	(9)	$149,630,000 U.S. Treasury Note, 2.625%, 06/30/2014, value including accrued interest is $153,001,532.
	(10)	$65,428,302 GNMA, 5.00% to 7.00%, 09/20/2031 to 09/15/2039, value including accrued interest is $20,400,405.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

1

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Summary of Abbreviations
GNMA	Government National Mortgage Association
TIPS	Treasury Inflation Protected Securities

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$235,300,112	$0	$235,300,112
Repurchase agreements	0	772,487,141	0	772,487,141

	$0	$1,007,787,253	$0	$1,007,787,253

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 47.2%
FFCB, FRN, 1.25%, 11/24/2009	$40,000,000	$40,000,482
FHLB:
0.09%, 11/16/2009	50,000,000	49,998,250
0.20%, 11/12/2009	65,000,000	64,996,389
0.30%, 11/18/2009	50,000,000	49,993,333
0.31%, 02/22/2010	25,000,000	24,998,184
0.77%, 12/30/2009	50,000,000	50,048,471
FHLMC:
0.11%, 11/15/2009	3,500,000	3,499,858
0.33%, 01/06/2010	36,825,000	36,803,391
0.36%, 12/29/2009	80,000,000	79,954,400
FNMA:
0.11%, 01/04/2010	125,000,000	124,975,938
0.26%, 11/02/2009	26,165,000	26,165,000
FRN, 0.17%, 01/13/2010	100,000,000	100,004,634

Total U.S. Government & Agency Obligations (cost $651,438,330)		651,438,330

REPURCHASE AGREEMENTS^^ 49.1%
Bank of America Corp., 0.06%, dated 10/30/2009, maturing 11/02/2009, maturity value $225,001,125 (1)	225,000,000	225,000,000
Barclays Capital, Inc., 0.06%, dated 10/30/2009, maturing 11/02/2009, maturity value $225,001,125 (2)	225,000,000	225,000,000
Deutsche Bank AG, 0.06%, dated 10/30/2009, maturing 11/02/2009, maturity value $226,823,522 (3)	226,822,388	226,822,388

Total Repurchase Agreements (cost $676,822,388)		676,822,388

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bill, 0.34%, 12/24/2009 ß (cost $49,975,444)	50,000,000	49,975,444

Total Investments (cost $1,378,236,162) 99.9%		1,378,236,162
Other Assets and Liabilities 0.1%		868,886

Net Assets 100.0%		$1,379,105,048

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)

$70,500,000 FHLB, 0.00% to 4.375%, 03/17/2010 to 12/29/2011, value including accrued interest is $71,289,082; $36,100,000 FHLMC, 5.87%, 01/22/2037, value including accrued interest is $36,497,080; $65,480,000 FNMA, 4.88% to 5.13%, 01/02/2014 to 12/15/2016, value including accrued interest is $71,103,007; $64,501,000 RFCSP, 0.00%, 04/15/2014 to 04/15/2018, value is $50,611,827.

(2)

$87,587,000 FFCB, 0.00%, 06/12/2013, value is $87,453,117; $110,250,000 FHLB, 0.95%, 02/03/2011, value including accrued interest is $110,950,731; $50,031,000 RFCSP, 0.00%, 07/15/2020, value is $31,096,768.

(3)

$14,545,000 FHLB, 3.63%, 05/29/2013, value including accrued interest is $15,593,474; $127,362,000 FHLMC, 2.75%, 04/11/2011, value including accrued interest is $131,328,230; $82,500,000 FNMA, 4.75%, 03/12/2010, value including accrued interest is $84,440,675.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
RFCSP	Resolution Funding Corp. Strip Principal

On October 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

1

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$701,413,774	$0	$701,413,774
Repurchase Agreements	0	676,822,388	0	676,822,388

	$0	$1,378,236,162	$0	$1,378,236,162

2

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: December 29, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: December 29, 2009